N-2	Jul. 28, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001899610
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-264983
Investment Company Act File Number	811-23805
Document Type	N-2
Document Registration Statement	true
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	4
Entity Registrant Name	CARLYLE ALPINVEST PRIVATE MARKETS FUND
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	735-4293
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION FEES	Class A	Class I
Maximum sales load imposed on purchases(1)	3.00%	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount) (2)	2.00%	2.00%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES (3) (as a percentage of average net assets attributable to Shares)
Management Fee(3)	1.25%	1.25%
Incentive Fee(3)	10.00%	10.00%
Acquired Fund Fees and Expenses(4)	1.00%	1.00%
Interest Payments on Borrowed Funds(5)	0.00%	0.00%
Other Expenses(6)	2.63%	2.17%
Other Class Specific Expenses	0.00%	0.29%
Distribution Fee (7)	0.75%	0.00%
Shareholder Servicing Fee(7)	0.00%	0.00%
All Non-Distribution/Non-Servicing Other Expenses(8)	1.88%	1.88%
Total Annual Fund Expenses	4.88%	4.42%
Fee Waiver and Expense Reimbursement(9)	-0.93%	-1.22%
Net Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	3.95%	3.20%

(1)

Investors purchasing Class A Shares may be charged a sales load of up to 3.00% of the Investor’s net purchase. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. See “Plan of Distribution.”

(2)

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the one-year anniversary of the Shareholder’s purchase of the Shares. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining Shareholders. Shares tendered for repurchase will be treated as having been repurchased on a “first in, first out” basis. An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. See “Repurchases and Transfers of Shares.”

(3)

The Fund pays a monthly Management Fee equal to 1.25% on an annualized basis of the Fund’s net asset value (including, for the avoidance of doubt, assets held in a Subsidiary) as of the last day of the month. For purposes of determining the Management Fee payable to the Adviser for any month, the net asset value will be calculated after any subscriptions but prior to repurchases for that month and prior to any reduction for any fees and expenses of the Fund for that month, including, without limitation, the Management Fee and the Incentive Fee (if applicable) payable to the Adviser for that month. In addition, at the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the end of such quarter, (B) the aggregate repurchase price of all shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional shares through the dividend reinvestment plan (“DRP”) exceeds (ii) the sum of (X) the net asset value of the Fund as of the beginning of such quarter and (Y) the aggregate issue price of shares of the Fund issued during such quarter (excluding any Shares of such Class issued in connection with the reinvestment through the DRP of dividends paid, or other distributions made, by the Fund through the DRP). Incentive Fees are accrued monthly and paid quarterly. For purposes of calculating Incentive Fees, such accruals are not deducted from net asset value. Because the Incentive Fee is speculative, no Incentive Fee is presented for the initial year of operations. See “Management and Incentive Fees.”

(4)

Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Underlying Funds. Generally, asset-based fees payable in connection with Underlying Fund investments will range from 1.0% to 2.0% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 20% of an Underlying Fund’s net profits as carried interest allocation, although it is possible that such amounts may be exceeded for certain sponsors of Underlying Funds. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. The amount presented in the table estimates the amounts the Fund expects to pay for the Fund’s current fiscal year.

(5)	Interest Payments on Borrowed Funds are estimated for the Fund’s current fiscal year.
(6)

Other expenses are estimated for the Fund’s current fiscal year. Other expenses include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, amounts payable under the Administration Agreement, and offering costs, as well as fees payable to the Independent Trustees.

(7)

The Fund has received an exemptive order from the SEC that permits the Fund to offer multiple classes of Shares. The Fund may charge a distribution and/or shareholder servicing fee totaling up to 1.00% per year on Class A Shares and 0.25% on Class I Shares. With respect to Class A Shares, 0.25% of the fee is characterized as a “shareholder service fee” and the remaining portion is characterized as a “distribution fee.” With respect to Class I Shares, the entire fee is characterized as a “shareholder service fee.” The shareholder service fee for Class A Shares and Class I Shares is currently 0.00%. However, that rate may be increased up to 0.25% in subsequent years without shareholder approval. See “Plan of Distribution—Shareholder Servicing Plan and Distribution and Service Plan.”

(8)

“All non-distribution/non-servicing other expenses” are estimated for the Fund’s current fiscal year. These expenses include, among other things, professional fees and other expenses that the Fund will bear, including ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian.

(9)

The Adviser and the Fund have entered into the Expense Limitation Agreement in respect of each of the Class A Shares and Class I Shares under which the Adviser has agreed contractually from the date of the prospectus through July 31, 2024 to waive its Management Fee and/or reimburse the Fund’s initial organizational and offering costs incurred prior to launch, as well as the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating and ongoing offering expenses on a monthly basis (excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, brokerage costs, acquired fund fees and expenses, the Fund’s proportionate share of expenses related to direct investments, litigation and extraordinary expenses, (ii) Incentive Fees and (iii) any distribution and/or shareholder servicing fees) in respect of the relevant month exceed 3.00% of the month-end net asset value of such Class.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Class A	1 Year	3 Years	5 Years	10 Years
	$69	$164	$260	$501

Class I	1 Year	3 Years	5 Years	10 Years
	$32	$123	$214	$448

Other Expenses, Note [Text Block]	Other expenses are estimated for the Fund’s current fiscal year. Other expenses include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, amounts payable under the Administration Agreement, and offering costs, as well as fees payable to the Independent Trustees.
Acquired Fund Total Annual Expenses, Note [Text Block]	Interest Payments on Borrowed Funds are estimated for the Fund’s current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective or that the Fund’s investment strategies will be successful.

The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board without the vote of a majority (as defined by the 1940 Act) of the Fund’s outstanding Shares. The Fund’s fundamental policies, which are listed below, may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund. As defined by the 1940 Act, the vote of a “majority of the outstanding voting securities of the Fund” means the vote, at an annual or special meeting of the Shareholders, duly called, (i) of 67% or more of the Shares represented at such meeting, if the holders of more than 50% of the outstanding Shares are present in person or represented by proxy or (ii) of more than 50% of the outstanding Shares, whichever is less. Within the limits of the fundamental policies of the Fund, the management of the Fund has reserved freedom of action.

The Fund:

(1)

May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules, or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules, or regulations.

(2)

May borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules, or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules, or regulations.

(3)

May lend money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules, or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules, or regulations.

(4)

May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules, or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules, or regulations.

(5)

May purchase and sell commodities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules, or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules, or regulations.

(6)

May purchase and sell real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules, or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules, or regulations.

(7)

May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the 1940 Act, and the rules, and regulations thereunder, as such statute, rules or regulations may be amended from time to time, and under regulatory guidance or interpretations of such Act, rules, or regulations.

Any restriction on investments or use of assets, including, but not limited to, market capitalization, geographic, rating and/or any other percentage restrictions, set forth in this prospectus or the Fund’s statement of additional information shall be measured only at the time of investment, and any subsequent change, whether in the value, market capitalization, rating, percentage held or otherwise, will not constitute a violation of the restriction, other than with respect to investment restriction (2) above related to borrowings by the Fund. For purposes of determining compliance with investment restriction (7) above related to concentration of investments, Underlying Funds are not considered part of any industry or group of industries. The Fund will consider the then-existing concentration of Underlying Funds, to the extent they are known to the Fund, when making investments.

The Fund’s investment policies and restrictions apply only to investments made by the Fund directly (or any account consisting solely of the Fund’s assets) and do not apply to the activities and the transactions of the Underlying Funds.

Investment Opportunities and Strategies

The Fund opportunistically allocates its assets across a global portfolio of private markets investments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in private markets investments. For purposes of this policy, private markets investments include, without limitation, (a) as part of the Fund’s Direct Investments strategy, direct investments in individual portfolio companies alongside Underlying Funds; (b) as part of the Fund’s Secondary Investments strategy, secondary purchases of interests in Underlying Funds and portfolio companies; (c) as part of the Fund’s Primary Investments strategy, direct subscriptions for interests in Underlying Funds; and (d) investments in privately placed bank loans and other debt instruments and loans to private companies. This policy is not fundamental and may be changed by the Board upon 60 days’ prior written notice to Shareholders. The Fund’s 80% policy is applied at the time of investment; later percentage changes caused by a change in the value of the Fund’s assets, including as a result in the change in the value of the Fund’s investments or due to the issuance or redemption of Shares, will not require the Fund to dispose of an investment. As part of its principal investment strategies, the Fund invests in underlying funds and portfolio companies organized both within and outside of the United States. The Fund invests in broadly syndicated term loans and other fixed income investments in order to manage its cash and liquidity needs while earning an incremental return. The Fund may engage in additional investment strategies in the future.

Although actual exposure to any strategy may vary over time, under normal circumstances, the Fund expects its allocations to each strategy will be between 0% and 80% of the Fund’s net assets.

Direct Investments

The Fund’s Direct Investments strategy seeks to create a private equity portfolio by directly investing alongside leading GPs in private equity buyouts, growth capital transactions across geographies and industry sectors. Private equity buyouts occur when a mature, often public company is taken private and purchased by a private equity firm; growth capital refers to capital investment in a growing company looking to expand or restructure its operations. The Fund focuses on maximizing the number of investment opportunities and selecting the most attractive deals with qualified GPs from those investment opportunities. AlpInvest often has the flexibility to either enter the deal process to help underwrite a transaction alongside the lead GP or to participate in a broader Direct Investment syndication process. AlpInvest often makes Direct Investments alongside GPs with which it has developed a strong relationship through its Primary and Secondary Investments business. The Fund’s Direct Investments may be made directly into portfolio companies, through special purpose vehicles or through pooled vehicles controlled by the relevant sponsor.

The Adviser takes a two-tier approach to the selection and diligence of Direct Investment opportunities, focusing on both the assessment of the lead GP’s ability to effectively execute the GP’s value creation thesis and conducting primary diligence on the investment opportunity. The Adviser will leverage AlpInvest’s in-house knowledge about the lead GP gained from its relationship with such GP (if any) in order to assess if such GP is well-positioned to implement such GP’s value creation thesis. The Adviser analyzes the strengths of the lead GP across multiple dimensions such as size, geography, industry, deal type and complexity of the value creation thesis. The Adviser also conducts its own extensive due diligence on each Direct Investment opportunity, which includes financial modeling, financials and quality of earnings review, comparable company review, company strategy review, value creation thesis review and reference calls. The Adviser’s own internal due diligence efforts also leverage AlpInvest’s proprietary information on hundreds of Underlying Funds and thousands of underlying portfolio companies.

An affiliate of the Adviser has received Co-Investment Exemptive Relief. The Adviser and the Fund intend to rely on the Co-Investment Exemptive Relief to make Direct Investments alongside other funds and accounts managed by certain affiliates of the Adviser.

Secondary Investments

The Fund’s Secondary Investments strategy seeks to construct private equity investment portfolios by purchasing interests in Underlying Funds (including the related unfunded commitments) and interests in private equity portfolio companies in an effort to maximize risk-adjusted returns. Sellers of Secondary Investments are typically banks, insurance companies, pension funds, endowments and family offices. The Adviser seeks to execute on many types of Secondary Investment transactions and underlying asset types, including fund recapitalizations; the sale of limited partnership interests; spin-outs; transactions that combine elements of the Fund’s Primary Investments and Secondary Investments strategies; GP-led secondary transactions; portfolio restructurings, including securitizations and joint ventures; secondary direct transactions; buyout, and venture capital.

The Fund’s Secondary Investments strategy is focused on building high-quality portfolios with clear value creation and liquidity potential in an effort to achieve attractive cash-on-cash returns with a reduced risk profile. The Adviser targets Underlying Funds that have invested in portfolio companies that have clear value creation opportunities and clearly identifiable exit potentials, with a preference for assets with near-term exit opportunities. The Adviser generally seeks to build a Secondary Investments portfolio with exposures across different GPs, vintage years, companies, geographies and industries; however, because Secondary Investment transactions are often opportunistic, the Fund’s portfolio may initially be more focused than desired. An affiliate of the Adviser has received Co-Investment Exemptive Relief. The Adviser and the Fund intend to rely on the Co-Investment Exemptive Relief to make Secondary Investments alongside other funds and accounts managed by certain affiliates of the Adviser.

Primary Investments

The Fund’s Primary Investments strategy seeks to construct private equity portfolios through the subscription of interests in Underlying Funds. The Fund seeks to make Primary Investments on a global basis across a broad range of investment strategies. Additionally, the Fund can target any combination of geographic exposure (e.g., North America, Europe, Asia-Pacific region, emerging markets and frontier markets) and strategy segment exposure (e.g., large buyout, middle-market buyout, growth capital, venture capital and distressed debt for control).

The Adviser follows a deliberate portfolio construction process: top-down segment analysis and bottom-up GP selection. While the Fund typically seeks to invest in line with the medium-term outlook on market size and opportunity by segment in order to remain broadly market-neutral, certain adjustments may be made over time in order to take advantage of opportunities for greater long-term performance. This top-down analysis is supplemented by a bottom-up analysis whereby the Adviser seeks to identify high-quality GPs. An affiliate of the Adviser has received Co-Investment Exemptive Relief. The Adviser and the Fund intend to rely on the Co-Investment Exemptive Relief to make Primary Investments alongside other funds and accounts managed by certain affiliates of the Adviser.

Commitment Strategy; Liquidity Management

Private equity investing is complicated by the fact that commitments to Underlying Funds are generally not immediately invested. Instead, capital commitments are drawn down and invested over time, as underlying investments are identified by the relevant Underlying Fund manager—a process that may take a period of several years. As a result, without an appropriate commitment strategy, a significant investment position could be difficult to achieve. “Commitment strategy” refers to the Adviser’s strategy for managing this process of committing capital to underlying investments. The Adviser intends to manage the Fund’s commitment strategy with a view towards balancing liquidity while maintaining a high level of investment so as to minimize “cash drag.” The Adviser will seek to address this challenge using a commitment strategy designed to provide an appropriate investment level. Furthermore, the Fund expects to commit to invest in private markets investments—both primaries and secondaries—in an aggregate amount that exceeds the Fund’s then-current assets (i.e., it expects to “over-commit”) to provide an appropriate investment level.

The commitment strategy will aim to sustain a high level of investment where possible by making commitments based on anticipated future distributions from investments. The commitment strategy will also take other anticipated cash flows into account, such as those relating to new subscriptions, borrowing through a credit facility, the tender of Shares by Shareholders and any distributions made to Shareholders. To forecast portfolio cash flows, the Adviser will utilize a model that incorporates historical data, actual portfolio observations, insights from the relevant Underlying Fund managers and forecasts by the Adviser. The commitment strategy—and, specifically, the “over-commitment” strategy—carries a degree of risk. See “Types of Investments and Related Risk Factors—Over-Commitment Risk.”

The Fund is expected to hold more liquid assets to the extent required for purposes of liquidity management. In order to generate returns while providing the necessary liquidity to support the Fund’s private markets investment strategies and potential tender of Shares, the Fund will invest a portion of the Fund’s assets in securities and vehicles, including broadly syndicated term loans and other fixed income investments, that are intended to provide an investment return while offering better liquidity than private markets investments. The Sub-Adviser actively manages the portion of the Fund’s assets allocated to liquid fixed-income investments, such as broadly syndicated term loans.

The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Underlying Funds in advance of the Fund’s receipt of redemption proceeds from another Underlying Fund).

The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this asset coverage requirement is breached. The Fund’s borrowings will at all times be subject to this asset coverage requirement.

As of the date of this Prospectus, the Fund has a Credit Facility with Barclays Bank PLC. The Credit Facility currently permits borrowings up to $30 million and has a maturity date of March 8, 2024. The purpose of the Credit Facility is to provide working capital to the Fund to manage its liquidity needs, including acting as warehouse financing for the Fund’s acquisition of Private Markets Investments. The Credit Facility has an interest rate equal to the SOFR plus a 2.75% applicable margin, plus a 0.10% term SOFR credit spread adjustment, per annum and a commitment fee of 1.00% per annum on the average daily unused balance. In the future, the Credit Facility may be replaced or refinanced by one or more credit facilities having substantially different terms or by the use of other forms of leverage.

Underlying Funds and individual portfolio companies may also utilize leverage in their investment activities. Borrowings by Underlying Funds and their portfolio companies are not subject to the Fund’s previously described asset coverage requirement. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Underlying Funds and portfolio companies. This leverage will increase the volatility of the value of the Fund’s investments and, as a result, the Shares, especially during times of a “credit crunch” and/or general market turmoil, such as that experienced during 2020.

The Fund may, from time to time in its sole discretion, take temporary or defensive positions in cash, cash equivalents, other short-term securities or money market funds to attempt to reduce volatility caused by adverse market, economic, or other conditions. Any such temporary or defensive positions could prevent the Fund from achieving its investment objective.

The Investment Process

AlpInvest’s experience, scale and thorough investment approach helps its Direct Investments team, Secondary and Portfolio Finance Investments team (the “Secondary Investments team”) and Primary Investments team (collectively, the “Team”), creating strong competitive advantages on all key success factors:

●	Sourcing Advantages:

AlpInvest believes that its scale allows it to develop closer relationships with GPs through participation on advisory boards and working closely with deal professionals, and that AlpInvest is considered a “reference LP” by many GPs globally, facilitating preferential access to investment opportunities. By leveraging the scale of the integrated AlpInvest platform and its global network, the Team benefits across strategies and it is expected that the Fund will co-invest alongside other AlpInvest funds and accounts in deals generated by the Team.

●	Information Advantages:

Involvement through Direct Investments, Secondary Investments and Primary Investments can deepen and broaden the Adviser’s relationship with GPs, resulting from frequent interaction on many different levels and in relation to many types of transactions. Through its global integrated platform, AlpInvest has significant access to private equity GPs, which the Adviser believes results in better portfolio company information and deep insights into the GPs and their funds.

●	Selection Advantages:

The Adviser’s access to the deep insights of the AlpInvest platform can result in information advantages that it believes allow it to better assess the risk/reward profiles of many of the investment opportunities it considers, resulting in more informed investment decision making. For example, AlpInvest’s knowledge about GPs through its Primary Investment activities provides valuable information about manager risk for Secondary Investments. Furthermore, leveraging proprietary databases and networking opportunities provides the Team with critical diligence insights and the Adviser believes this has allowed the Team to consistently select the best deals from the available invitation pool.

●	Portfolio Management Advantages:

The Adviser believes that the nature of the relationship the Adviser develops with its GPs allows it to effectively monitor investments and play a proactive role through advisory board positions. AlpInvest is represented on advisory boards in more than 80% of the funds to which AlpInvest has committed. This allows the Secondary Investments team and the Direct Investments team to access better insights on GP-and fund-related issues and to proactively engage with GPs when necessary.

Direct Investments

The Adviser will make investments across geographies, industries, deal types (co-sponsor and syndicated) and buyout market segments (large buyout and middle market). The key objective of the Fund in respect of its Direct Investments strategy is to build a portfolio that generates strong net returns to investors driven by the Adviser’s focus to (i) maximize deal flow from top-tier GPs at attractive terms (no fees/no carried interest) and (ii) select the most attractive opportunities out of this high-quality, low-cost opportunity set. In order to achieve these objectives, the Adviser’s Direct Investments strategy is grounded upon three main pillars:

●	Proactive deal origination partnering with top-tier GPs:

The deal origination strategy is based on (i) leveraging AlpInvest’s strong market reputation and (ii) proactive sourcing efforts. The Adviser believes that AlpInvest’s reputation as a trusted deal partner drives significant global deal flow from top-tier GPs. This reputation of trust is based on AlpInvest’s long-term presence in the Direct Investments market and a proven ability to execute in various deal settings. AlpInvest follows buyout market activity and proactively reaches out to GPs to discuss opportunities, rather than relying exclusively on inbound deal opportunities. This provides the Team with access to Direct Investment opportunities from top-tier GPs within their segments. AlpInvest’s deal origination approach is built upon various touch-points with GP relationships at multiple levels. The clear majority of the deal flow is coming from co-sponsor opportunities allowing for deep due diligence and preferred allocations.

●	Selective investment approach focused on clear deal attributes:

The Adviser’s investment strategy is based on a selective investment approach to pick what the Adviser believes to be the most attractive opportunities from the opportunity set. This analysis highlights four clear deal attributes that have been prevalent in successful investments: (i) compelling deal setting; (ii) leading and sustainable business; (iii) investment strategy with multiple levers; and (iv) prudent valuation and capital structure. The Adviser’s investment process and due diligence efforts subject each and every opportunity to a thorough analysis appropriate to such investment opportunity of each of these critical factors.

●	Top-down and bottom-up due diligence effort to select the best deals:

The Adviser firmly believes in a deep due diligence effort on each qualified opportunity to comprehensively analyze the risk/return profile of each transaction. The deal team fully reflects on the deal merits and risks in light of the Adviser’s key deal attributes as discussed above. The Adviser applies a variety of internally developed concepts, tools and analyses in its due diligence effort that assist the Adviser in identifying, reviewing and analyzing key transaction diligence items, including, among others, reviewing all third-party diligence reports, independently assessing the GP’s value creation thesis, assessing GP qualification, analyzing risk/return profile and evaluating capital market dynamics (valuation, capital structure, returns). Furthermore, the Direct Investment process leverages the Adviser’s information advantage by using insights from the AlpInvest platform. The Adviser has a rigorous and structured due diligence process which includes multiple interactions with the GP, advisors, management and relevant references from AlpInvest’s network. The Adviser applies a variety of internally developed concepts, tools and analyses in its due diligence effort.

The Adviser employs a flexible approach that allows the deployment of capital to those segments of the buyout market that offer the most attractive risk-adjusted returns at any given time. Capital will be deployed both in the middle market and the large buyout space alongside highly qualified GPs. The strategy is pursued on a global basis investing across North America, Europe and non-traditional markets. The Adviser will have the flexibility to operate as co-sponsor to the GP coming-in early in a process or to participate in a Direct Investment syndication.

Secondary Investments

The Fund is expected to pursue its Secondary Investments strategy through both acquisitions of portfolios, consisting primarily of single- or multiple-limited partner (“LP”) commitments in underlying funds acquired from existing investors (“LP Interest Purchases”), as well as investments involving partnering with a GP across a range of transaction settings and structures (“GP-Centered Investments”), with the objective of gaining exposure to one or more existing investments, often structured as spin-outs, fund recapitalizations, stapled secondaries and direct asset purchases. This strategy may from time to time include various types of strategic portfolio financing investments that involve the structured injection of capital into existing funds, portfolios of direct assets, general partner-owned management companies or portfolios of LP interests.

The Secondary Investments strategy seeks to achieve attractive cash-on-cash returns through buying quality assets that can create value and are managed by high-quality GPs. The Adviser employs a flexible and opportunistic approach that allows the deployment of capital to those segments of the secondaries market that they believe offer the most attractive risk-adjusted returns at any given time in the economic cycle. The Adviser generally seeks to build a Secondary Investments portfolio with exposures across different GPs, vintage years, companies, geographies and industries, and pursues investment opportunities across the full spectrum of the private equity market, including buyout funds (large, middle-market, lower middle-market, and growth), distressed funds and direct private markets investments. The Adviser believes that the ability to pursue different investment types during different parts of the economic cycle can optimize portfolio construction and the risk-adjusted return of the Fund.

The Secondary Investments strategy is focused on the following core pillars:

●	GP Focused:

The Adviser focuses on acquiring interests and assets managed by GPs with proven track records of value creation for its investors. These interests and assets tend to be managed by AlpInvest relationship GPs, with whom AlpInvest is invested with in its Primary Investments strategy or are emerging managers that AlpInvest has followed for a period of time and the Adviser deems to have strong potential. The Adviser believes that this creates a distinct advantage in both the sourcing and due diligence process and may result in more consistency of returns through economic cycles.

●	Target Quality Assets with Clear Value Creation Potential:

The Adviser focuses on high-quality portfolio companies that have clear value creation opportunities and identifiable exit potential. The Adviser aims to acquire businesses with stable or recurring revenue profiles, strong cash flow conversion, sustainable EBITDA margins and are not overly correlated to macro-economic cycles. The Adviser believes these types of assets will generate stronger long-term returns with reduced downside risk. Given these target characteristics, there is a strong focus on buyout and growth assets. The ability to identify these types of assets and to underwrite the value creation means, in our view, that the Adviser is not dependent on discounts at original purchase to generate attractive returns.

●	Asset Timing and Strong Alignment:

In LP Interest Purchases, the Adviser focuses on acquiring interests in Underlying Funds that have been investing for three to six years as it believes that this creates the optimal balance between near term liquidity of performing assets and long-term value creation potential of younger investments. The Adviser’s view is that Underlying Funds in this part of their life cycle provide a more attractive cash flow and risk-return profile than assets held in older funds and tend to have quality assets remaining in the portfolio. In addition, the Adviser believes that acquiring such Underlying Funds closer to original cost maximizes alignment with the underlying GPs. In GP-Centered Investments, the Adviser generally only pursues an investment where it is able to structure strong alignment with the GPs of the underlying assets.

Primary Investments

The Adviser’s Primary Investments strategy seeks to construct portfolios through the subscription of interests in Underlying Funds sponsored by leading private equity GPs. The Adviser is able to develop tailored portfolios that can target any combination of (i) geographic exposure, (ii) industry sector exposure and (iii) strategy segment exposure. The Adviser aims to secure meaningful access to top-tier GPs in each segment. The integrated AlpInvest platform and its global network enable the Adviser’s systematic and proactive sourcing effort to identify and review a wide universe of GPs globally across all private equity segments (e.g., mid-market, large buyout, etc.) and position itself to identify and access what it believes are top GPs in each vintage year.

Once identified, the Adviser works to develop strong relationships with GPs, thereby often leveraging its capabilities in other business lines. These relationships are built across the AlpInvest platform over many years and, along with its reputation as a long-term reference investor, allow the Adviser to not only create access to the investment opportunity, but also to help achieve its targeted allocation despite such investment opportunity often being access constrained (access constrained funds are defined as funds that have reached their hard cap and where LP commitments are declined or scaled down). The Primary Investments strategy utilizes the following process:

●	Sourcing:

The Adviser has developed a systematic approach to sourcing, in which it strives for full visibility of the GP universe and seeks to leverage its position as a stable, long-term oriented investor.

Based on these attributes, which are anchored in its global integrated platform, the Adviser believes that it has wide coverage and in-depth access to new opportunities in the Adviser’s investment universe. Key attributes of this process include, among other things: (i) effective sourcing through comprehensive 3-year rolling planning, which includes continuous outreach to identify new GPs, tracking of non-relationship GPs and proactively building GP relationships; (ii) maintaining proprietary databases of GPs by segment and geography, tracking the full set of opportunities; and (iii) building relationships with other LPs to develop market intelligence.

●	Selection:

AlpInvest evaluates hundreds of Underlying Fund investment opportunities on a global basis per year both through its proactive sourcing efforts as well as through unsolicited deal flow. Using its access to the AlpInvest platform, the Adviser employs a step-by-step process to evaluate investment opportunities. Based on the initial screening, a decision is made on whether to proceed with further due diligence, take an introductory meeting or decline the opportunity based on the materials provided.

●	Due Diligence:

The due diligence process for Underlying Funds begins with the assignment of a dedicated deal team to review a potential opportunity and decide whether to move forward with full due diligence. The typical deal team consists of 2-3 investment professionals and includes a Managing Director plus a Principal or Vice President and an Associate or Analyst. The deal team first analyzes all of the due diligence information and data received on the investment opportunity and then completes a comprehensive, on-site due diligence session (or multiple sessions) with the GP. As part of due diligence, AlpInvest has developed, and the Adviser can benefit from, proprietary operational, compliance and legal questionnaires. Subsequent to the due diligence session, the deal team completes reference calls with portfolio company management teams, existing LPs, former employees of the GP as well as intermediaries in the GP’s market in order to underpin the conclusions from the due diligence session. Finally, the deal team works with internal and external legal counsel to conduct a review and analysis of the proposed terms for the Underlying Fund.

●	Closing Process:

Prior to closing on an Underlying Fund investment, the deal team works with legal counsel (both internal and external) to review the legal documentation (i.e., the limited partnership agreement and subscription agreement) and benchmark it against the Adviser’s preferred terms. Where appropriate, the Adviser will seek to negotiate with the GP to obtain more favorable terms, and it may also enter into a side letter arrangement to confirm certain rights and undertakings not reflected in the Underlying Fund’s legal documents.

Subsidiaries

The Fund may pursue its investment program directly or indirectly through one or more Subsidiaries. Any Subsidiary will not be a registered investment company under the 1940 Act and will not be required to comply with the requirements of the 1940 Act applicable to registered investment companies. However, the Fund will comply with the provisions of Section 8 of the 1940 Act governing investment policies on an aggregate basis with any Subsidiary and with provisions of Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with such Subsidiary. In addition, the Fund will apply the provisions relating to affiliated transactions and custody set forth in Section 17 of the 1940 Act and/or the rules thereunder to any Subsidiary. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned by the Fund.

The Fund intends to execute its strategy by investing through the Predecessor Fund and AlpInvest CAPM Holdings, LLC, a Delaware limited liability company.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

Investors should carefully consider the risk factors described below, before deciding on whether to make an investment in the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and operations could be materially adversely affected. In such case, the net asset value of the Shares could decline, and investors may lose all or part of their investment.

The principal risks of investing in the Fund (in alphabetical order after the first twelve risks) are:

Investment Risk.

All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio has a higher investment exposure to the securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased.

An investment in the Fund involves a high degree of risk, including the risk that the investor’s entire investment may be lost. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of investments, the allocation of offering proceeds thereto and the performance of the investments. As described in more detail below, the Fund’s (and the Underlying Funds’) investment activities involve the risks associated with private equity and other private investments generally. These include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, labor strikes, war, geopolitical tensions, terrorism, cyberterrorism, major or prolonged power outages or network interruptions, earthquakes, hurricanes, floods, fires, epidemics or pandemics and other factors that are beyond the control of the Fund or the Underlying Funds. Although the Adviser will attempt to moderate these risks, no assurance can be given that (i) the Fund’s investment programs, investment strategies and investment decisions will be successful; (ii) the Fund will achieve its return expectations; (iii) the Fund will achieve any return of capital invested; (iv) the Fund’s investment activities will be successful; or (v) investors will not suffer losses from an investment in the Fund.

Competition for Investments; Availability of Investments.

The activity of identifying, completing and realizing upon attractive investments is highly competitive and involves a high degree of uncertainty. The Fund will be competing for investments with other private equity investors having similar investment objectives. In recent years, an increasing number of private equity funds have been formed (and many such existing funds have grown substantially in size), and additional funds with similar investment objectives may be formed in the future. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which investments can be made. Some of these competitors may have more relevant experience, greater financial resources, a greater willingness to take on risk and more personnel than the Adviser, the Fund and their affiliates. Further, the availability of investment opportunities is often limited by market conditions as well as the prevailing regulatory or political climate.

There can be no assurance that the Fund will be able to identify, structure, complete and realize upon investments that satisfy its investment objective, or that it will be able to invest fully its offering proceeds. Further, most sponsors of investments prioritize offering co-investment opportunities to their network of existing investors. As a result, if the Adviser’s Primary Investments strategy were to contract such that its commitments to primary investment funds were reduced in scope or in value, the Fund’s access to appropriate co-investment opportunities may decrease and the Fund may not be able to execute investments that satisfy the Fund’s investment objective.

No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares. Additionally, the Adviser may sell certain of the Fund’s investments at different times than similar investments are sold by other investment vehicles advised by the Adviser, particularly if the Fund engages in significant repurchases of its Shares or if the Fund is forced to repay any borrowings at an inopportune time, which could negatively impact the performance of the Fund.

Primary Investments Risks.

The Fund’s interest in Primary Investments will consist primarily of capital commitments to, and investments in, private investment funds managed by sponsors unaffiliated with the Fund or the Adviser. Identifying, selecting and investing in Primary Investments involves a high level of risk and uncertainty. The underlying investments made by Primary Investments may involve highly speculative investment techniques, including extremely high leverage, highly concentrated portfolios, workouts and startups, control positions and illiquid investments. The Primary Investments generally will not have commenced operations and, accordingly, will have no operating history upon which the Fund may evaluate their likely performance. Historical performance of the managers of Primary Investments is not a guarantee or prediction of their future performance. Many non-U.S. investment advisers are not registered as investment advisers with the SEC, making it more difficult for the Adviser to scrutinize such investment advisers’ credentials. The Fund will not have the opportunity to evaluate the relevant economic, financial and other information that will be used by the Primary Investments in their selection, structuring, monitoring and disposition of assets. In addition, the Fund generally will not have the right to participate in the day-to-day management, control or operations of Primary Investments, nor will they generally have the right to remove the sponsors of Primary Investments.

Secondary Investments Risks.

The Fund may acquire Secondary Investments from existing investors in such Secondary Investments, but also in certain cases from the issuers of such interests or other third parties. In many cases, the economic, financial and other information available to and utilized by the Adviser in selecting and structuring Secondary Investments may have been prepared by the sponsor of the Secondary Investment, may be incomplete or unreliable, and/or may not be verifiable by the Adviser. The Fund will also not have the opportunity to negotiate the terms of the Secondary Investments, including any special rights or privileges. Valuation of Secondary Investments may be difficult since there will generally be no established market for such interests. Moreover, the purchase price of Secondary Investments will be subject to negotiation with the sellers of such interests and may, in certain cases, include the Fund’s assumption of certain contingent liabilities. The overall performance of the Fund may depend in part on the accuracy of the information available to the Adviser, the acquisition price paid by the Fund for the Secondary Investments and the structure of such acquisitions and the Fund’s ultimate exposure to any assumed liabilities.

The Fund may have the opportunity to acquire a portfolio of Secondary Investments from a seller on an “all or nothing” basis. Certain of the Secondary Investments in the portfolio may be less attractive than others, and certain of the sponsors of such Secondary Investments may be more familiar to the Fund than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive.

The purchase of a Secondary Investment may be structured in the form of a swap or other derivative transaction. Such arrangements may involve the Fund taking on greater risk with an expected greater return or reducing their risk with corresponding reduction in the rate of return. Such arrangements also subject the Fund to the risk that the counterparty will not meet its obligations. If structured as such, the tax consequences of an investment in the Fund may be different than otherwise described herein, including, for example, the amount, timing and character of distributions by the Fund.

When the Fund acquires an interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the investment and, subsequently, that investment recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such investment. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the investment, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Underlying Fund Strategy Risks.

Within the private equity and private credit investment spheres, there are a number of significant risks, any one of which could cause the Fund to lose all or part of the value of its investment. Such risks include, but are not limited to, those set forth below. Investors in Underlying Funds generally do not have an opportunity to evaluate for themselves the relevant economic, financial, and other information regarding the investments to be made by an Underlying Fund and, accordingly, will be dependent upon the judgment and ability of the investment manager of the Underlying Fund and the Adviser. No assurance can be given that the Fund will be successful in obtaining suitable investments.

●

Buyout Strategies. The Fund may invest in Underlying Funds, or invest alongside private equity sponsors (“GPs”), that pursue a buyout strategy and that often invest in leveraged buyouts. Leveraged buyouts by their nature require companies to undertake a high ratio of leverage to available income. Leveraged investments are inherently more sensitive to declines in revenues and cash flows and to increases in interest rates and expenses than non-leveraged transactions. Increases in interest rates could also make it more difficult for private equity funds to access and consummate acquisitions because other potential buyers, including operating companies acting as strategic buyers, may be able to bid for an asset at a higher relative price due to a lower overall cost of capital or because the minimum targeted return on investment of such private equity fund is unachievable on such acquisition given the cost of the leverage that would be required. Limitations on the availability of certain types of capital in the credit markets may also have a similarly adverse effect on the ability of such Underlying Funds and GPs and the Fund to invest in leveraged buyouts, or to invest in such buyouts on attractive terms. The exercise of control over a company, which often results from a leveraged buyout, imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of related liability. If such liabilities were to arise, such Underlying Fund and the Fund would likely suffer a loss, which may be complete, on its investment.

●

Venture Capital and Growth Equity Strategies. The Fund may invest in Underlying Funds, or invest alongside GPs, that pursue venture capital and growth equity investments that involve a high degree of business and financial risk that can result in substantial losses. Their portfolio companies may have shorter operating histories on which to judge future performance and, if operating, may have negative cash flow. In the case of start-up enterprises, these portfolio companies may not have significant or any operating revenues. Such portfolio companies also may have a lower capitalization and fewer resources (including cash) and be more vulnerable to failure, which could result in the loss of the entire investment. The directors and officers of such companies may lack any meaningful managerial experience, particularly of cash-flow management and budgeting. Additionally, such portfolio companies may face strong competition or need substantial additional capital to support or to achieve a competitive position. The availability of capital is often generally a function of capital market conditions that are beyond the Adviser’s or the Fund’s control or the control of the Underlying Funds, GPs or portfolio companies. There can be no assurance that any portfolio company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.

●

Special Situation, Recapitalization and Distressed Debt Strategies. The Fund may invest in certain Underlying Funds that invest in, or may invest alongside certain GPs in, securities of financially troubled companies or companies involved in work-outs, liquidations, reorganizations, recapitalizations, bankruptcies and similar transactions and securities of highly leveraged companies. While these investments may offer the potential for high returns, they also bring with them correspondingly greater risks when compared to other investments. Such investments involve companies that are experiencing or are expected to experience financial difficulties, which may never be overcome. Such investments could, in certain circumstances, subject the Fund or the Underlying Funds to certain additional potential liabilities. For example, under certain circumstances, a payment by such a company could be required to be returned if such payment is later determined to have been a fraudulent conveyance or a preferential payment. In addition, such strategies may cause different Underlying Funds and GPs to be in conflict, such as when they hold positions of different levels of a distressed issuer’s capital structure.

●

Energy Strategies. In addition to the leverage risks described above under “Buyout Strategies,” Underlying Funds that make private energy investments are subject to additional risks that are particularly relevant to this asset sub-class of private equity. The performance of these investments will be substantially dependent upon prevailing prices of oil, electricity, natural gas and potentially other commodities (e.g., corn and sugar), which have been (and are likely to continue to be) volatile and subject to wide fluctuations and may adversely impact returns. The energy industry is subject to both non-U.S. and U.S. federal, state and local laws and regulations, including environmental rules and regulations.

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Preferred Equity Investment Strategies. Preferred securities are subordinated to bonds and other debt securities in a portfolio company’s capital structure in terms of priority for corporate income and liquidation payments and, therefore, will be subject to greater credit risk than those debt securities. The preferred equity investments in which the Fund or the Underlying Funds will invest, by the nature of the capital structure of such investments, will involve a high degree of financial risk. These securities will be unsecured. In addition, while the GP will endeavor to structure the preferred equity investments in a manner most favorable to the Underlying Fund, these securities may not be protected by all the financial and other covenants and limitations that would be typical for secured loans. These investments often reflect a greater possibility that adverse changes in the financial condition of the counterparty and underlying assets or general economic conditions or both may impair the ability of the counterparty to make distributions. Preferred equity investments are often issued in connection with leveraged acquisitions, recapitalizations or restructurings, each of which entails potential risks. There is no requirement that investments of the Underlying Funds will be preferred equity investments nor that the Underlying Fund only hold preferred equity. It is expected that the Fund will hold common equity through its investments in some Underlying Funds and may hold whole portfolios as part of the investment strategy.

The foregoing risks are also applicable to the Direct Investments strategy alongside Underlying Funds in specific portfolio companies.

Portfolio Company Risk.

The portfolio companies in which the Fund invests, either directly or indirectly through an Underlying Fund, may involve a high degree of business and financial risk. Portfolio companies may be in early stages of development, may have operating losses or significant variations in operating results and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence. Portfolio companies may also include companies that are experiencing or are expected to experience financial difficulties, which may never be overcome. In addition, they may have weak financial conditions and may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive positions. To the extent a portfolio company in which the Fund has invested receives additional funding in subsequent financings and the Fund does not participate in such additional financing rounds, the interests of the Fund in such portfolio company would be diluted. Portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities and a larger number of qualified managerial and technical personnel.

Many of the portfolio companies may be highly leveraged, which may impair their ability to finance their future operations and capital needs and may result in restrictive financial and operating covenants. As a result, such companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. In addition, in the event that such companies do not perform as anticipated or incur unanticipated liabilities, high leverage will magnify the adverse effect on the value of the companies’ equity and could result in substantial diminution in, or the total loss of, equity investments in such companies.

Portfolio companies may not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of public companies in the United States. Accordingly, information supplied to the Fund may be incomplete, inaccurate and/or significantly delayed. The Fund may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.

“Cash Drag” Risk.

The Fund may maintain a sizeable cash position in anticipation of funding capital calls. The Fund will generally not contribute the full amount of its commitment to an Underlying Fund at the time of its admission to the Underlying Fund. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the Underlying Funds. In addition, Underlying Funds may not call all the capital committed to them. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

“Over-Commitment” Risk.

As described above in “—Investment Opportunities and Strategies—Commitment Strategy; Liquidity Management,” in order to help ensure that a greater amount of the Fund’s capital is invested, the Fund expects to pursue an “over-commitment” strategy whereby it commits more than its available capital. However, pursuing such a strategy presents risks to the Fund, including the risk that the Fund is unable to fund capital contributions when due, pay for repurchases of Shares tendered by Shareholders or meet expenses generally. If the Fund defaults on its commitment to an Underlying Fund or fails to satisfy capital calls to an Underlying Fund in a timely manner then, generally, it will be subject to significant penalties, possibly including the complete forfeiture of the Fund’s investment in the Underlying Fund. Any failure (or potential failure) by the Fund to make timely capital contributions in respect of its commitments may also (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow through a credit facility or other arrangements (which would impose interest and other costs on the Fund), or (iii) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Illiquidity of Fund Investments.

Contractual limitations will typically restrict the Fund’s ability to transfer certain investments without the consent of the applicable managers of those entities. The securities or other financial instruments or obligations of investments and/or portfolio companies may, at any given time, be very thinly traded, have no public market, or be restricted as to their transferability under the laws of the applicable jurisdiction. Illiquidity may also result from market conditions that may be unfavorable for sales of securities of particular issuers or issuers in particular industries. In some cases, an Underlying Fund may also be prohibited by contract from selling securities of portfolio companies or other assets for a period of time or otherwise be restricted from disposing of such securities or other assets. In other cases, the underlying investments of an Underlying Fund may require a substantial amount of time to liquidate. Consequently, there is a significant risk that Underlying Funds and portfolio companies will be unable to realize their respective investment objectives by sale or other disposition of their securities or other assets at attractive prices, or will otherwise be unable to complete any exit strategy. These risks can be further increased by changes in the financial condition or business prospects of the Underlying Funds or portfolio companies, changes in national or international economic conditions, and changes in laws, regulations, fiscal policies or political conditions of countries in which Underlying Funds or portfolio companies are located or in which they conduct their business.

Risk of Loss; Illiquidity of the Shares.

The Fund is intended for long-term investment by Shareholders who can accept the risks associated with making highly speculative, primarily illiquid investments in privately negotiated transactions. The possibility of partial or total loss of investment of the Fund exists, and prospective investors should not invest unless they can readily bear the consequences of such loss. Illiquidity will result from the absence of an established market for Fund investments, as well as from legal or contractual restrictions on the resale of Fund investments by the Fund or on the resale of portfolio companies by Underlying Funds. For example, there may be little or no near-term cash flow distributed by the Underlying Funds. Since the amount and timing of the Fund’s cash distributions to Shareholders are dependent in part upon the cash flow that the Fund receives from the Underlying Funds, the Fund will likely distribute little or no cash in the near term. Even if the Fund’s investments prove successful, they are unlikely to produce a realized return to Shareholders for a period of years.

Furthermore, the transferability of Shares is subject to certain restrictions as described in the “Repurchases and Transfers of Shares” section of this prospectus. Shares will not be listed on an exchange, and no market in them is expected to develop. Investors will not have the right to redeem their Shares. Although the Adviser currently expects that, beginning after the Fund completes its first full year of operations, it will recommend to the Board that the Fund offer to repurchase Shares from Shareholders on a quarterly basis in an amount expected to be approximately 5% of the Fund’s net asset value, no assurances can be given that the Fund will do so. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Fixed-Income Securities Risks.

Fixed-income securities in which the Fund may invest are generally subject to the following risks:

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Interest Rate Risk. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Recently, inflation has increased to its highest level in decades, and the Federal Reserve has been raising the federal funds rate in response. As such, fixed income securities markets may experience heightened levels of interest rate, volatility and liquidity risk. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Sub-Adviser. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.

The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. To the extent the Fund holds variable or floating rate instruments, a decrease in market interest rates will adversely affect the income received from such securities, which may adversely affect the net asset value of the Shares. In addition, increases in interest rates will increase the interest paid by the Fund under the Credit Facility, which will decrease Fund returns.

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Issuer and Spread Risk. The value of fixed-income securities may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.

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Credit Risk. Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

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Prepayment or “Call” Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.

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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

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Duration and Maturity Risk. The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above. The Sub-Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and any other factors that the Sub-Adviser deems relevant. There can be no assurance that the Sub-Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.

LIBOR Transition Risk.

The terms of many investments, financings or other transactions to which the Fund may be a party have been historically tied to the London Interbank Offered Rate (“LIBOR”). LIBOR may also have historically been a significant factor in relation to payment obligations under a derivative investment and may have been used in other ways that affect the Fund’s investment performance. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis and the use of LIBOR in most contracts entered into after December 31, 2021 is also restricted. The Financial Conduct Authority (“FCA”), as the regulator of LIBOR, has confirmed it will allow the temporary and limited use of certain ‘synthetic’ LIBOR rates in certain legacy LIBOR contracts, but such ‘synthetic’ rates are considered non-representative of underlying markets.

For the most part therefore, it is expected that many new financing arrangements and other historically LIBOR-referencing instruments entered into by the Fund will likely reference a risk-free rate (“RFR”) as the applicable interest rate. The RFRs are conceptually and operationally different from LIBOR: for example, overnight rate RFRs may only be determinable on a ‘backward’ looking basis and therefore are only known at the end of an interest period, whereas LIBOR is a ‘forward’ looking rate. Moreover, the liquidity of certain RFRs (such as SOFR for US dollar debt) are not well established in the market, and all RFRs remain novel in comparison to LIBOR, which has only recently been discontinued. There consequently remains some uncertainty as to what the economic, accounting, commercial, tax and legal implications of the use of RFRs will be and how they will perform over significant time periods, particularly as market participants are still becoming accustomed to the use of such benchmarks. As a result, it is still possible that the use of RFRs may have an adverse effect on the Fund and therefore investors. For example, the efficacy of new financing arrangements entered into by the Fund or an issuer may be less than expected or desired, which could reduce the returns available to investors.

Investors should be aware that there may be difficulties with transitioning an existing financing arrangement from LIBOR to the applicable RFR. Such difficulties could adversely impact the Fund and therefore investors. For example, there may be delays or failures in meeting the conditions to amend such a financing arrangement and there may be mismatches if the reference rate cannot be remediated or if a hedge related to such financing arrangement and the financing arrangement itself cannot be transitioned to the same RFR at the same time. The potential impact of wider conceptual and operational differences between LIBOR and RFRs, as described above, would also likely apply to remediation of these contracts in due course. In addition, higher borrowing costs may apply to the Fund’s and/or its issuers’ (as applicable) financing arrangements following the transition to RFRs.

Prospective investors should be aware that the Fund is likely to bear (directly and, through the exposures of its issuers, indirectly) additional costs and expenses in relation to LIBOR discontinuation and the use of RFRs. Given the relative novelty of the use of RFRs in financial markets (as discussed in further detail above), the exact impact of the use of the RFRs remains to be seen.

Adviser’s Incentive Fee Risk.

Any Incentive Fee payable by the Fund that relates to an increase in value of Fund investments may be computed and paid on gain or income that is unrealized. If a Fund investment decreases in value, it is possible that the unrealized gain previously included in the calculation of the Incentive Fee will never become realized. The Adviser is not obligated to reimburse the Fund for any part of the Incentive Fee it received that was based on unrealized gain never realized as a result of a sale or other disposition of a Fund investment at a lower valuation in the future, and such circumstances would result in the Fund paying an Incentive Fee on income or gain the Fund never received. If the Fund has insufficient cash in a given quarter to cover its Incentive Fee obligation, the Fund may sell some of its investments, raise additional debt or equity capital, or reduce new investments to meet its payment obligations.

For U.S. federal income tax purposes, the Fund is required to recognize taxable income (such as deferred interest that is accrued as original issue discount (“OID”)) in some circumstances in which the Fund does not receive a corresponding payment in cash and to make distributions with respect to such income to maintain its qualification as a RIC. Under such circumstances, the Fund may have difficulty meeting the annual distribution requirement necessary to maintain its qualification as a RIC. As a result, the Fund may have to sell some of its investments at times and/or at prices that the Adviser would not consider advantageous, raise additional debt or equity capital, or forgo new investment opportunities. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify as a RIC and thus become subject to corporate-level income tax.

In addition, the Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.

Allocation Risk; Limitations of Co-Investment Exemptive Relief.

The Adviser and its affiliates have established prior separate accounts, funds and other pooled investment vehicles and intend to establish subsequent funds and other pooled investment vehicles and advise future separate accounts (collectively, the “Related Investment Accounts”). Certain Related Investment Accounts may have investment objectives and/or utilize investment strategies that are similar or comparable to those of the Fund. As a result, certain investments may be appropriate for the Fund and also for other Related Investment Accounts.

Decisions as to the allocation of investment opportunities among the Fund and other Related Investment Accounts present numerous inherent conflicts of interest, particularly where an investment opportunity has limited availability. In order to address these conflicts of interest, the Adviser adopted allocation policies and procedures that were designed to require that all investment allocation decisions made by the investment team are being made fairly and equitably among Related Investment Accounts over time.

Subject to applicable law, the Adviser will allocate opportunities among the Fund and the Related Investment Accounts in its sole discretion. The Adviser will determine such allocations among its Related Investment Accounts in its sole discretion in accordance with their respective guidelines and based on such factors and considerations as it deems appropriate. Subject to the foregoing and the paragraph below, available capacity with respect to each investment opportunity generally will be allocated among the various Related Investment Accounts for which the investment has been approved pro rata.

The 1940 Act imposes significant limits on co-investments with affiliates of the Fund. An affiliate of the Adviser has received Co-Investment Exemptive Relief. The Adviser and the Fund intend to rely on the Co-Investment Exemptive Relief so that the Fund may co-invest alongside its affiliates in privately negotiated investments. However, the Co-Investment Exemptive Relief contains certain conditions that may limit or restrict the Fund’s ability to participate in a portfolio investment, including, without limitation, in the event that the available capacity with respect to a portfolio investment is less than the aggregate recommended allocations to the Fund and the Other Managed Funds (as defined below). For example, if an investment opportunity is within an Other Managed Account’s “board established criteria,” that investment opportunity will need to be made available for investment by such Other Managed Account, which could decrease the amount available to the Fund. In these and other situations, the Fund may participate in such investment to a lesser extent or, under certain circumstances, may not participate in such investment. Additionally, third parties may not prioritize an allocation to the Fund when faced with a more established pool of capital also competing for allocation. Ultimately, an inability to receive the desired allocation to certain private market investments could represent a risk to the Fund’s ability to achieve the desired investment returns.

Anti-Takeover Risk. The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Such provisions could limit the ability of shareholders to sell their shares by discouraging a third party from seeking to obtain control of the Fund. See “Summary of the Declaration of Trust.”

Auction Risk. The Fund is under no obligation to conduct an auction through Nasdaq and there is no guarantee that it will do so. Even if the Fund does choose to conduct auctions, Shareholders may be unable to sell their Shares at the price they desire or at any price at all. It is possible that Shares sold at auction will receive a price that is less than the Fund’s most recently calculated net asset value, and depending on buy side interest in a particular auction, the price could be substantially below net asset value. In the event the Fund does determine to conduct auctions it may, in its sole discretion, cease to repurchase its Shares via tender offers, and Shareholders may be unable to sell their Shares during a given period or at all.

“Best-Efforts” Offering Risk.

This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Cash, Cash Equivalents, Investment Grade Bonds and Money Market Instruments.

The Fund may invest, including for defensive purposes, some or all of its respective assets in high quality fixed-income securities, broadly syndicated term loans, money market instruments, money market mutual funds, and other short-term securities, or hold cash or cash equivalents in such amounts as the Advisers deem appropriate under the circumstances. In addition, the Fund may invest in these instruments pending allocation of its offering proceeds, and the Fund will retain cash or cash equivalents in sufficient amounts to satisfy capital calls. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.

In addition, the Fund and the Underlying Funds may maintain substantially all of their respective cash and cash equivalents in accounts with major U.S. and multi-national financial institutions, and their respective deposits at certain of these institutions may exceed insured limits, where applicable. Volatility in the banking system may impact the viability of such banking and financial services institutions. In the event of failure of any of the financial institutions where the Fund or an Underlying Fund maintains its respective cash and cash equivalents, there can be no assurance that the Fund or such Underlying Fund would be able to access uninsured funds in a timely manner or at all. Any inability to access, or delay in accessing, these funds could adversely affect the business and financial position of the Fund and the Underlying Fund. See also “—Market Disruption and Geopolitical Risk” below.

Confidential or Material, Non-Public Information.

Certain Adviser personnel may acquire confidential or material, non-public information or be restricted from initiating transactions in certain securities. The Advisers will not be free to act upon any such information. Due to these restrictions, the Advisers may not be able to initiate an investment for the Fund that it otherwise might have initiated and may not be able to sell an investment that it otherwise might have sold. Conversely, the Fund may not have access to material non-public information in the Advisers’ possession that might be relevant to an investment decision, and the Advisers may make or sell an investment that, if such information had been known to it, it may not have made or sold. Additionally, Carlyle and AlpInvest have erected an information barrier between AlpInvest and the rest of Carlyle. Due to this information barrier, other than with respect to investment information received in connection with the Co-Investment Exemptive Relief, the Adviser will generally not be able to use, act on or otherwise be aware of confidential, commercially sensitive information known by or in the possession of Carlyle, other than for certain regulatory, reporting and similar purposes. In addition, collaboration between the Adviser’s personnel and Carlyle personnel is subject to limitations. From time to time, when otherwise permitted under applicable law and its investment restrictions, the Fund may hold interests in one or more Carlyle funds. Any such investment will be made on arm’s length terms, subject in any case to the information barrier between the firms and the confidentiality restrictions arising from particular fund or vehicle agreements. See also “—Allocation Risk; Limitations of Co-Investment Exemptive Relief” above.

Conflicts; Other Funds.

The Adviser and its affiliates will be permitted to market, organize, sponsor, act as general partner or as the primary source for transactions for other pooled investment vehicles and other accounts, which may be offered on a public or private placement basis, and to engage in other investment and business activities. Some of these funds and accounts will have investment strategies that overlap with the investment strategies of the Fund. Such activities may raise conflicts of interest for which the resolution may not be currently determinable.

Counterparty Risk.

The Fund is exposed to the risk that third parties that may owe the Fund or its portfolio companies money, securities or other assets will not perform their obligations. These parties include trading counterparties, clearing agents, exchanges, clearing houses, custodians, prime brokers, administrators and other financial intermediaries. These parties may default on their obligations to the Fund or its portfolio companies, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have long-term obligations to make payments to portfolio companies, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other financial intermediaries.

If a counterparty becomes bankrupt, or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Material exposure to a single or small group of counterparties increases the Fund’s counterparty risk.

Covenant Lite Loan Risk.

Some of the loans or debt obligations in which the Fund may invest are “covenant-lite”, which means the loans or obligations either do not require the borrower to maintain debt service or other financial ratios or do not contain common restrictions on the ability of the borrower to significantly change its operations or to enter into other significant transactions that could affect its ability to repay such loans. The borrower under a covenant-lite loan may have difficulty paying off the loan through a refinancing because of the quality of its credit, and the Fund may have reduced ability to restructure a covenant-lite loan and mitigate potential loss if the borrower becomes distressed. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund.

Derivative Instruments.

Some or all of the Underlying Funds and (subject to applicable law) the Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, counterparty risk, correlation risk, difficulties in valuation, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Underlying Funds could present significant risks, including the risk of losses in excess of the amounts invested.

Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) regulates the Fund’s use of derivatives and certain other transactions that create future payment and/or delivery obligations by the Fund. The Derivatives Rule prescribes specific value-at-risk limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in the Derivatives Rule, it is not subject to the full requirements of the Derivatives Rule. In connection with the adoption of the Derivatives Rule, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, the Derivatives Rule permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements and similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements and similar financing transactions as derivatives transactions for all purposes under the Derivatives Rule. As of June 30, 2023, the Fund was a limited derivatives user under the Derivatives Rule. Compliance with the Derivatives Rule could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

Additional or other new regulations or guidance issued by the SEC or the U.S. Commodity Futures Trading Commission (“CFTC”) or their staffs could, among other things, restrict the Fund’s ability to engage in leveraging and derivatives transactions, and the Fund may be unable to execute its investment strategy as a result.

Distribution In-Kind.

The Fund generally expects to distribute to the holder of Shares that are repurchased a promissory note entitling such holder to the payment of cash in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Underlying Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Distribution Payment Risk.

The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Due Diligence Risk.

The Adviser seeks to conduct reasonable and appropriate analysis and due diligence in connection with investment opportunities. Due diligence may entail evaluation of important and complex business, financial, tax, accounting, environmental and legal issues. Outside consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment, the costs of which will be borne by the Fund. Such involvement of third-party advisors or consultants may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. In addition, if the Adviser is unable to timely engage third-party providers, its ability to evaluate and acquire more complex targets could be adversely affected.

When conducting due diligence and making an assessment regarding an investment opportunity, the Adviser relies on available resources, including information provided by the investment advisers of Underlying Funds and, in some circumstances, third-party investigations. The Adviser’s due diligence process may not reveal all facts that may be relevant in connection with an investment made by the Fund. In some cases, only limited information is available about an Underlying Fund or a portfolio company in which the Adviser is considering an investment. There can be no assurance that the due diligence investigations undertaken by the Adviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Adviser’s due diligence will result in an investment being successful. In the event of fraud by any Underlying Fund or portfolio company or any of its managers or affiliates, the Fund may suffer a partial or total loss of capital invested in that Fund investment. There can be no assurances that any such losses will be offset by gains (if any) realized on the Fund’s other investments. An additional concern is the possibility of material misrepresentation or omission on the part of the Fund investment or the seller. Such inaccuracy or incompleteness may adversely affect the value of that investment. The Fund will rely upon the accuracy and completeness of representations made by Underlying Funds or portfolio companies and/or their current or former owners in the due diligence process to the extent reasonable when it makes its investments, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

Electronic Communications and Cybersecurity Risk.

While the Advisers employ various measures to address cybersecurity-related issues, the Advisers, the Fund and their respective service providers may nevertheless be subject to operational and information security risks resulting from cybersecurity incidents. A cybersecurity incident refers to both intentional and unintentional events that may cause the Advisers, the Fund or their respective service providers to lose or compromise confidential information, suffer data corruption or lose operational capacity. Cybersecurity incidents include stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Cybersecurity incidents may adversely impact the Fund and its Shareholders. There is no guarantee that the Advisers, the Fund and/or their respective service providers will be successful in protecting against cybersecurity incidents.

The failure to protect against cybersecurity incidents could cause significant interruptions in the Advisers’ and/or the Fund’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors) in the Fund. Such a failure or unauthorized disclosure of data could harm the Advisers’ reputation, subject the Advisers and/or the Fund to legal claims, increased costs, financial losses, data privacy breaches (including under the European General Data Protection Regulation), regulatory intervention and otherwise affect their business and financial performance. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. In addition, the Advisers and/or the Fund may incur substantial costs related to forensic analysis of the origin and scope of a cybersecurity breach, increased and upgraded cybersecurity, identity theft, unauthorized use of proprietary information, adverse investor reaction or litigation.

While the Fund and the Advisers have established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and the sponsors of investments in which the Fund invests. As a result, the Fund or its Shareholders could be negatively impacted.

Emerging Markets.

The Fund may hold investments located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

“Frontier” countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The economies of frontier countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. These factors make investing in frontier countries significantly riskier than in other countries and any one of them could cause the net asset value of the Shares to decline.

ETF Risk.

The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. If the Fund invests in ETFs, Shareholders will bear indirectly their proportionate share of the ETF’s fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s total operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. In addition, ETFs are susceptible to market trading risks, such as the risks of discounts to net asset value, high spreads and trading disruptions.

Eurozone Risk.

The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries include the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (“EU”) or the Eurozone create risks that could materially and adversely affect the Fund Investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro-denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Expedited Transactions.

Investment analyses and decisions by the Adviser may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Adviser at the time of an investment decision may be limited and the Adviser may not have access to detailed information regarding the investment opportunity, in each case, to an extent that may not otherwise be the case had the Adviser been afforded more time to evaluate the investment opportunity. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that may adversely affect an investment.

Financial Market Fluctuations and Deteriorating Current Market Conditions.

The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, including the advent of significant inflation, recession, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, and national and international political, environmental and socioeconomic circumstances (including Russia’s invasion of Ukraine and other conflicts, geopolitical tensions, terrorist acts or security operations and actual or threatened epidemics or pandemics, such as COVID-19). Recently, central banks such as the Federal Reserve Bank have been increasing interest rates in an effort to slow the rate of inflation. There is a risk that increased interest rates may cause the economy to enter a recession. Any such recession would likely negatively impact the Fund’s portfolio.

Instability in the securities markets will also likely increase the risks inherent in the Fund’s investments. There can be no assurance that such economic and market conditions will be favorable in respect of both the investment and disposition activities of the Fund.

Global financial markets in recent years have experienced periods of unprecedented turmoil and continue to experience substantial volatility, disruption, liquidity shortages and to some extent financial instability. Global financial markets have recently experienced considerable declines in the valuations of equity and debt securities and periodic acute contraction in the availability of credit. Volatile financial markets can expose the Fund to greater market and liquidity risk.

The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s investment objective relies in part on the continuation of certain trends and conditions observed in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Advisers will prove correct, and actual events and circumstances may vary significantly.

Prospective investors should note that performance and other numerical information provided by the Adviser, including, without limitation, market data, have not been updated through the date hereof. For example, the Adviser believes that certain market data and information is likely to have recently changed from that included herein, but is not yet available.

Focused Investment Risk.

While the Adviser generally seeks to build a Secondary Investments portfolio with exposures across different GPs, vintage years, companies, geographies and industries, depending on the availability of attractive investment opportunities, the Fund’s portfolio may at times be more focused than the portfolios of funds investing in a broader range of industries and geographies and could experience significant volatility, especially during times when the Fund may have greater exposure to particular metrics that may be exposed to or experiencing unfavorable market conditions. Separately, an Underlying Fund may concentrate its investments in specific geographic regions. This focus may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.

Follow-On Investment Risk.

The Fund’s and/or an Underlying Fund’s direct and indirect investments in operating companies may require follow-on investments. The Fund and/or an Underlying Fund may be required to provide follow-on funding for its portfolio companies or have the opportunity to make additional investments in such portfolio companies. There can be no assurance that the Fund or an Underlying Fund will have sufficient funds to make any such additional investments. Any decision by the Fund or an Underlying Fund not to make follow-on investments or its inability to make them may have a negative impact on a portfolio company in need of such an investment, which could, in turn, have a negative effect on the Fund’s returns. To the extent the Fund follow-on investment (which may be due to a number of factors, including not having sufficient uncommitted capital reserves to make the investment or restrictions under the 1940 Act), then the Fund’s interest in the portfolio company may be diluted or subordinated to the new capital being invested (which may include capital from other clients or investment vehicles managed by the Adviser and/or its affiliates).

Hedging.

The Fund and the Underlying Funds and portfolio companies in which the Fund invests may employ hedging techniques designed to reduce the risks of adverse movements, including in interest rates, securities prices and currency exchange rates. While such transactions may reduce certain risks, such transactions themselves may entail certain other risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes, including in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance for the Fund than if it or the Underlying Funds and portfolio companies in which the Fund invests had not entered into such hedging transactions.

High Yield Investment Risk.

The broadly syndicated term loans in which the Fund invests are typically rated below investment grade. These investments are subject to liquidity, market value, credit, interest rate, reinvestment and certain other risks. It is anticipated that these loans generally will be subject to greater risks than investment grade corporate obligations.

Prices of the broadly syndicated term loans may be volatile, and will generally fluctuate due to a variety of factors that are inherently difficult to predict, including but not limited to changes in interest rates, prevailing credit spreads, general economic conditions, financial market conditions, domestic and international economic or political events, developments or trends in any particular industry, and the financial condition of the borrowers. The current uncertainty impacting the global financial markets, including the syndicated loan markets, could adversely affect the value and performance of the Fund’s broadly syndicated term loans. Additionally, loans and interests in loans have significant liquidity and market value risks since they are not generally traded in organized exchange markets but are traded by banks and other institutional investors engaged in loan syndications. Because the loans in which the Fund expects to invest generally are privately syndicated with loan agreements that are privately negotiated and customized, loans are not purchased or sold as easily as publicly traded securities. In addition, historically the trading volume in the loan market has been small relative to the debt securities market.

Leveraged loans and high-yield debt securities have historically experienced greater default rates than has been the case for investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced on the broadly syndicated term loans.

A non-investment grade loan or an interest in a non-investment grade loan is generally considered speculative in nature, and timely service of debt obligations may be impacted for a variety of reasons. The risk of loss due to default by the issuer is significantly greater for the holders of high-yield loans and other debt securities because such securities may be unsecured and may be subordinated to obligations owed to other creditors of the issuer. In addition, the issuer may incur additional expenses to the extent it (or any investment manager) is required to seek recovery upon a default on a high yield bond (or any other debt obligation) or participate in the restructuring of such obligation.

In addition to default frequency, recovery rate and market price volatility, leveraged loans may experience volatility in the spread that is paid on such leveraged loans. Such spreads will vary based on a variety of factors, including, but not limited to, the level of supply and demand in the leveraged loan market, general economic conditions, levels of relative liquidity for leveraged loans, the actual and perceived level of credit risk in the leveraged loan market, regulatory changes, changes in credit ratings and the methodology used by credit rating agencies in assigning credit ratings, and such other factors that may affect pricing in the leveraged loan market. Since leveraged loans may generally be prepaid at any time without penalty, the borrowers of such leveraged loans would be expected to prepay or refinance such leveraged loans if alternative financing were available at a lower cost. For example, if the credit ratings of a borrower were upgraded, the borrower were recapitalized or if credit spreads were declining for leveraged loans, such borrower would likely seek to refinance at a lower credit spread. In addition, borrowers may have the right under the terms of a loan to re-price the interest rate of such loan and prepay any holder or lender that does not accept the new rate. The rates at which leveraged loans may prepay or refinance and the level of credit spreads for leveraged loans in the future are subject to numerous factors and are difficult to predict. Declining credit spreads in the leveraged loan market and increasing rates of prepayments and refinancings will likely result in a reduction of portfolio yield and interest collections on the loans, which would have an adverse effect on the returns of the Fund.

Illiquidity and Volatility in the Leveraged Finance Market.

During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of broadly syndicated term loans at a price and time that the Adviser deems advantageous may be severely impaired, which may impair its ability to dispose of investments in a timely fashion and for a fair price, as well as its ability to take advantage of market opportunities. Furthermore, some loans will have a limited trading market (or none) under any market conditions. To the extent the Fund obtains exposure to these investments through exchange traded funds (“ETFs”) and other pooled vehicles, the Fund will bear its share of the expenses of such funds. Illiquid debt obligations may trade at a discount from comparable, more liquid investments. The impact of low liquidity on the global credit markets may adversely affect the management flexibility of the Adviser in relation to the portfolio and, ultimately, the returns on the Fund’s investments. Because of the Fund’s strategy of investing its cash primarily in broadly syndicated term loans and similar investments (other than, for example, primarily in cash and cash equivalents), the Fund will be exposed to a greater risk of loss even if its private equity and private credit investments perform as intended. This strategy may also increase the risk that the Fund will not have sufficient liquid assets to meet its obligations to Underlying Funds. See also “—Cash, Cash Equivalents, Investment Grade Bonds and Money Market Instruments” above.

Inability to Vote.

To the extent that the Fund owns less than 5% of the voting securities of an Underlying Fund or portfolio company, it may be able to avoid that any such Underlying Fund or portfolio company is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Underlying Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Underlying Funds and portfolio companies, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Underlying Fund or portfolio company. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Underlying Funds and portfolio companies. However, to the extent the Fund contractually forgoes the right to vote the securities of an Underlying Fund or portfolio company, the Fund will not be able to vote on matters that require the approval of such Underlying Fund’s or portfolio company’s investors, including matters where the Fund is disadvantaged by its inability to vote.

There are, however, other statutory tests of affiliation (such as on the basis of control) and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of an Underlying Fund. If the Fund is considered to be affiliated with an Underlying Fund, transactions between the Fund and such Underlying Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Inadequate Network of Broker-Dealer Risk.

The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

Indemnification of Fund Investments, Managers and Others.

The Fund will agree to indemnify certain of its investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Industry or Sector Concentration.

The 1940 Act requires the Fund to state the extent, if any, to which it concentrates investments in a particular industry or group of industries. While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that, in general, investments of more than 25% of a fund’s assets in an industry constitutes concentration. An Underlying Fund may concentrate its investments in specific industry sectors (e.g., energy, utilities, financial services, healthcare, consumer products, industrials and technology), which means each may invest more than 25% of its assets in a specific industry sector. Accordingly, the Fund’s investment portfolio may at times be more focused with respect to managers, geographies, industries and individual companies. This focus may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. The Fund will consider the then-existing concentration of Underlying Funds, to the extent they are known to the Fund, when making investments.

Inflation/Deflation Risk.

Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. Recently, inflation has increased to its highest level in decades, and the Federal Reserve has been raising the federal funds rate in response. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to shareholders. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and the value of the Shares. In addition, rising interest rates due to inflation will increase the interest paid by the Fund under the Credit Facility, which will decrease Fund returns.

Investment Controls.

Investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. While regulation of foreign investment has liberalized in recent years throughout much of the world, there can be no assurance that more restrictive regulations will not be adopted in the future. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales by foreign investors and foreign currency. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries where the Fund invests or in other jurisdictions.

Investment Dilution Risk.

The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Junior Capital Investments.

The Fund may invest in junior capital loans. Structurally, junior capital loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, junior capital loans rank senior to common and preferred equity in a borrower’s capital structure. Junior capital debt is often used in leveraged buyout and real estate finance transactions. Typically, junior capital loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, junior capital loans generally earn a higher return than senior secured loans. The warrants associated with junior capital loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Junior capital loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Junior capital investments may be issued with or without registration rights. Similar to other high yield securities, maturities of junior capital investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Junior capital investments are usually unsecured and subordinate to other obligations of the issuer.

Legal Risk, Litigation and Regulatory Action.

The Advisers are part of a larger firm with multiple business lines active in several jurisdictions that are governed by a multitude of legal systems and regulatory regimes, some of which are new and evolving. The Fund and the Advisers and their affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some investments unavailable to the Fund. The effect on the Fund, the Advisers or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse. In addition, any litigation may consume substantial amounts of the Advisers’ time and attention, and that time and the devotion of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.

Leverage; Borrowings.

To the extent the Fund borrows money or otherwise leverages its investments, the favorable and unfavorable effects of price movements in Fund investments will be magnified. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. Leverage is also a risk for Underlying Funds. Certain of the Underlying Funds and the portfolio companies may have significant borrowings and/or other leverage. An investment with substantial leverage may be at risk of increases in interest rates and therefore increases in interest expenses. In the event any investment cannot generate adequate cash flow to meet debt service, the Fund may suffer a partial or total loss of capital invested in the investment. The use of leverage will also magnify the volatility of changes in the value of investments. Any gain in the value of assets in excess of the cost of the amount borrowed to acquire such assets would cause the borrower’s net asset value to increase more than if the assets had been bought without utilizing leverage. Conversely, any decline in the value of its assets to below the cost of the borrowing utilized to fund their purchase would cause the net asset value to decline more than would be the case if debt had not been used to purchase such assets. While the use of leverage may increase a borrower’s returns, it will also increase its exposure to risk. The Fund may from time-to-time borrow funds or enter into other financing arrangements for various reasons, to pay operating expenses, including, without limitation, the Investment Management Fee and Incentive Fee, to purchase portfolio securities, to fund repurchase of Shares, or for other portfolio management purposes. The Fund may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender may terminate or not renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress returns. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely through preferred stock). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.

Market Disruption and Geopolitical Risk.

The Fund is subject to the risk that war, geopolitical tensions, such as a deterioration in the bilateral relationship between the U.S. and China or the conflict between Russia and Ukraine, terrorism, and other geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of the Fund’s investments. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID-19 outbreak, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in world economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments. At such times, the Fund’s exposure to a number of other risks described elsewhere in this section can increase.

Events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. For example, in response to the rapidly declining financial condition of regional banks Silicon Valley Bank (“SVB”) and Signature Bank (“Signature”), the California Department of Financial Protection and Innovation (the “CDFPI”) and the New York State Department of Financial Services (the “NYSDFS”) closed SVB and Signature on March 10, 2023 and March 12, 2023, respectively, and the Federal Deposit Insurance Corporation (“FDIC”) was appointed as receiver for SVB and Signature. Although the U.S. Department of the Treasury, the Federal Reserve and the FDIC have taken measures to stabilize the financial system, uncertainty and liquidity concerns in the broader financial services industry remain. Additionally, should there be additional systemic pressure on the financial system and capital markets, there can be no assurances of the response of any government or regulator, and any response may not be as favorable to industry participants as the measures currently being pursued. In addition, highly publicized issues related to the U.S. and global capital markets in the past have led to significant and widespread investor concerns over the integrity of the capital markets. The current situation related to SVB and Signature could in the future lead to further rules and regulations for public companies, banks, financial institutions and other participants in the U.S. and global capital markets, and complying with the requirements of any such rules or regulations may be burdensome. Even if not adopted, evaluating and responding to any such proposed rules or regulations could results in increased costs and require significant attention from the Advisers.

Investments may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including a portfolio company or a counterparty to the Fund or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a portfolio company or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into an industry, including the nationalization of an industry or the assertion of control over one or more portfolio companies or its assets, could result in a loss to the Fund, including if its investment in such portfolio company is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Certain losses of a catastrophic nature, such as wars, earthquakes, typhoons, hurricanes, terrorist attacks, floods, pandemics, epidemics or other similar events, may be either uninsurable or, insurable at such high rates that to maintain such coverage would cause an adverse impact on the related investments. In general, losses related to terrorism are becoming harder and more expensive to insure against. Some insurers are excluding terrorism coverage from their all-risk policies. In some cases, the insurers are offering significantly limited coverage against terrorist acts for additional premiums, which can greatly increase the total costs of casualty insurance for a property, if decided to be obtained. As a result, all Fund investments may not be insured against terrorism or certain other risks. If a major uninsured loss occurs, the Fund could lose both invested capital in and anticipated profits from the affected investments.

Any of the foregoing market disruption events could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund and its investments.

Minority Investor Risk.

An Underlying Fund’s or the Fund’s minority direct or indirect investments in operating companies will subject the Underlying Fund or the Fund to actions taken by the holders of a majority in interest of such companies that may not be aligned with the Fund’s goals. An Underlying Fund or the Fund may make minority equity investments in portfolio companies where the Underlying Fund or the Fund likely will not be able to control or influence such entities. In such cases, the Underlying Fund or the Fund will be reliant on the existing management and boards of directors of such companies, which may include representatives of other investors with whom the Underlying Fund or the Fund is not affiliated and whose interests may at times conflict with the Fund’s interests. The Underlying Fund and/or the Fund could therefore be adversely affected by actions taken by management or any holders of a majority in interest of the portfolio companies in which they invest.

Multiple Levels of Expense.

Shareholders will pay the fees and expenses of the Fund and will indirectly bear any fees, expenses and carried interest (if any) of the Fund’s investments. In addition, to the extent that the Fund invests in a fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. This will result in greater expense to Shareholders than if such fees, expenses and carried interest (if any) were not charged by the Fund and its investments, as applicable. Furthermore, the determination of whether the sponsor of an Underlying Fund is entitled to carried interest distributions is made on a fund-by-fund basis and not in the aggregate. Therefore, carried interest in respect of one Underlying Fund is calculated and distributed without regard to the fees or performance (including negative performance) of any other Underlying Fund in which the Fund has an interest. Therefore, it is possible that the Fund, as a limited partner of Underlying Funds, would be required to bear carried interest in respect of one or more Underlying Funds even if the performance of the Fund’s investments in Underlying Funds in the aggregate (and therefore the performance of the Fund) is negative.

Limited Operating History.

The Fund has a limited operating history upon which potential investors can evaluate its likely performance. The historical results of Fund investments managed by the Adviser and its affiliates, or of investments managed by the sponsors of the Underlying Funds, are not guarantees or predictions of the results that the Fund will achieve. Accordingly, investors should draw no conclusions from the performance of Fund investments and should not expect to achieve similar results. The Fund is also subject to all of the business risks and uncertainties associated with any fund with limited operating history, including the risk that it will not achieve its investment objective and that the value of an interest in the Fund could decline substantially.

Non-Controlling Interest.

The Fund generally will not have the right to participate in the day-to-day management, control or operations of the Underlying Funds, nor will it have the right to remove the managers thereof. The Fund also will not necessarily have the opportunity to evaluate the relevant economic, financial and other information which the Underlying Funds utilize in selecting, structuring, monitoring and disposing of their portfolio companies. The success of the Fund will be substantially dependent upon the capabilities and performance of the managers of the Underlying Funds and portfolio companies, which may include representatives of other financial investors with whom the Fund is not affiliated and whose interests may conflict with the interests of the Fund.

Furthermore, the investment decisions of the Underlying Funds are made by their respective investment managers independently of each other so that, at any particular time, one Underlying Fund may be purchasing an interest in a portfolio company that at the same time is being sold by another Underlying Fund. Transactions of this sort could result in Underlying Funds directly or indirectly incurring certain transaction costs without accomplishing any net (or accomplishing only a limited) positive investment result. While investing with multiple investment managers may create the appearance of a well-diversified portfolio, the Underlying Funds may cooperate on investments or otherwise own the same assets, and independent decisions of various investment managers may result in an increase, rather than decrease, in the aggregate risk associated with the Fund’s portfolio.

Non-Diversification.

Because the Fund is a “non-diversified” investment company for purposes of the 1940 Act, its net asset value may be subject to greater volatility. The Fund may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Fund’s overall value to decline to a greater degree.

Non-U.S. and Non-European Union Investments; Exchange Rate Risk.

The Fund may invest a portion of its assets in Underlying Funds and portfolio companies organized and/or headquartered outside the U.S. and the EU. Securities issued by companies located outside of the U.S. and the EU, including those held by funds in which the Fund invests, involve certain factors not typically associated with investing in securities issued by companies located in the U.S. and the EU, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar, the euro and the various other non-U.S. and non-euro currencies in which non-U.S. and non-EU investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S., EU and non-U.S., and non-EU securities markets, including potential price volatility in and relative liquidity of some non-U.S. and non-EU securities markets; (iii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements, and less government supervision and regulation; (iv) certain economic and political risks, including potential exchange control regulations and restrictions on non-U.S. and non-EU investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; and (v) the possible imposition of non-U.S. and non-EU taxes on income and gains recognized with respect to such securities. Such factors may adversely affect the value of the Fund’s non-U.S. and non-EU investments and hence the overall value of a Shareholder’s investment in the Fund.

In addition to the risks of investing in Underlying Funds and portfolio companies organized and/or headquartered outside the U.S. and the EU and the risks of investing in emerging markets (see “—Emerging Markets” above), the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. In addition, many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries.

OFAC and FCPA Considerations.

Economic sanction laws in the U.S. and other jurisdictions may prohibit the Advisers and their personnel from transacting with or in certain countries and with certain individuals and companies. The U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) enforces U.S. economic and trade sanctions, which prohibit, among other things, transactions with and the provision of services to certain non-U.S. countries, territories, entities and individuals. Certain programs administered by OFAC also flatly prohibit dealing with certain individuals or entities. The lists of OFAC prohibited countries, territories, persons and entities, including the List of Specially Designated Nationals and Blocked Persons, as such list may be amended from time to time, can be found on the OFAC website at http://www.treas.gov/ofac. In addition, certain programs administered by OFAC prohibit dealing with individuals or entities in certain countries regardless of whether such individuals or entities appear on the lists maintained by OFAC. These types of sanctions may significantly restrict the Fund’s investment activities in certain emerging market countries.

In addition, new names may be added to current OFAC lists, or new sanctions imposed by executive order, on short notice, which could result in the Fund selling investments at disadvantageous times.

In addition, the Advisers and their personnel are committed to complying with the U.S. Foreign Corrupt Practices Act (“FCPA”) and other anti-corruption laws, anti-bribery laws and regulations, as well as anti-boycott regulations, to which they are subject. As a result, the Fund may be adversely affected because of its unwillingness to participate in transactions that violate such laws or regulations. In recent years, the U.S. Department of Justice and SEC have devoted greater resources to enforcement of the FCPA. In particular, U.S. regulators recently have been focused on private equity firms and their compliance with the FCPA. While the Advisers have implemented policies and procedures designed to procure compliance with the FCPA, such policies and procedures may not be effective to prevent all possible violations. Any determination that the Advisers violated the FCPA or other applicable anti-corruption or anti-bribery laws could subject the Advisers to, among other things, civil and criminal penalties, material fines, profit disgorgement, injunctions, securities litigation and a general loss of investor confidence, any one of which could adversely affect the Advisers’ business prospects or financial position, as well as the Fund’s ability to achieve its investment objective or conduct its operations.

Opinions and Forward-Looking Statements May Not Be Correct.

This prospectus and the Fund’s marketing materials may contain many opinions and forward-looking statements about the direction and future performance of the private equity market and private equity secondaries and co-investment markets, the relative merits of various investment strategies and investment firms, and the capabilities and competitive strength of AlpInvest. These statements include predictions, statements of belief and expectation, and may include the use of qualitative terms such as “best-of-class,” “superior” and “top-tier.”

Investors should understand that such statements represent the current views of the Adviser or other third party sources, that other market participants might have differing views, and that the actual events, including the actual future performance of the private equity market and private equity secondaries and co-investment markets and the Fund could differ sharply from the opinions and forward-looking statements contained in the Fund’s offering documents. Any such departures could materially affect the performance of the Fund. In addition, the Adviser has not independently verified any of the information provided by third party sources and cannot ensure its accuracy. For all of the reasons set above and others, prospective investors are cautioned not to place undue reliance on opinions, statements, and performance.

Placement Risk.

It is expected that many investors will invest in the Fund through Financial Intermediaries. When a limited number of Financial Intermediaries represents a large percentage of investors, actions recommended by the Financial Intermediaries may result in significant and undesirable variability in terms of investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of investors, clients of a single Financial Intermediary may vote as a block, if so recommended by the Financial Intermediary.

Potential Implications of Brexit.

In March 2017, the United Kingdom (“UK”) formally notified the European Council of its intention to withdraw from the European Union (“EU”). This withdrawal of the UK from the EU is commonly known as “Brexit.” Following a transition period, the EU-UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, passed into law in December 2020, was provisionally applied effective January 1, 2021, and formally entered into force on May 1, 2021. The agreement governs the new relationship between the UK and the EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. There is, therefore, still a significant degree of uncertainty about the potential consequences of Brexit. The decision may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the UK and EU economies, as well as the broader global economy for some time. It is also possible that various countries within the UK, such as Scotland, could seek to separate from the UK and remain a part of the EU. The consequences of the UK’s or another country’s exit from the EU and/or Eurozone also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

For any business model that depends on the free movement of goods or the provision of cross-border services between the UK and the European Economic Area (as currently constituted), a tariff on goods, the inability or restriction to provide cross-border services, changes in fiscal cooperation (withholding tax), restrictions on movements of employees, etc., all would have the potential to materially impair the profitability of the business and require it to adapt or even relocate. Uncertainty about the way in which the many and complex issues will be resolved (whether by agreement or through the absence of any agreement) could adversely affect the Fund and the performance of its investments and the ability to fulfill its investment objective.

Currency volatility resulting from this uncertainty may mean that the returns of the Fund and its investments are adversely affected by market movements, potential decline in the value of the British Pound and/or Euro, and any downgrading of UK sovereign credit rating. This may also make it more difficult, or more expensive, for the Fund to execute prudent currency hedging policies. This mid-to-long term uncertainty may have an adverse effect on the economy generally and the ability of the Fund to execute its strategy and to receive attractive returns, and may also result in increased costs to the Fund.

In addition, the future application of EU-based legislation to the private fund industry in the UK and the EU will ultimately depend on how the UK renegotiates the regulation of the provision of financial services within and to persons in the EU. There can be no assurance that any renegotiated terms or regulations will not have an adverse impact on the Fund and its investments, including the ability of the Fund to achieve its investment objective. Brexit may result in significant market dislocation, heightened counterparty risk, an adverse effect on the management of market risk and, in particular, asset and liability management due in part to redenomination of financial assets and liabilities, an adverse effect on the ability of the Adviser to manage, operate and invest the Fund and increased legal, regulatory or compliance burden for the Adviser, its affiliates and/or the Fund, each of which may have a negative impact on the operations, financial condition, returns or prospects of the Fund.

Areas where the uncertainty created by the UK’s withdrawal from the EU is relevant include, but are not limited to, trade within Europe, foreign direct investment in Europe, the scope and functioning of European regulatory frameworks (including with respect to the regulation of alternative investment fund managers and the distribution and marketing of alternative investment funds), industrial policy pursued within European countries, immigration policy pursued within EU countries, the regulation of the provision of financial services within and to persons in Europe and trade policy within European countries and internationally. The volatility and uncertainty caused by the withdrawal may adversely affect the value of the Fund’s investments and the ability to achieve the investment objective of the Fund.

Private Markets Investments.

Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private markets investments. Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity to obtain the required financing.

Projections.

The Fund will from time to time rely upon projections, forecasts or estimates developed by the Fund or an Underlying Fund or a portfolio company in which the Fund is invested or is considering making an investment, concerning such Underlying Fund’s or portfolio company’s future performance and cash flow. Projections, forecasts and estimates are forward-looking statements and are based upon certain assumptions. Actual events are difficult to predict and beyond the Fund’s control. Actual events may differ from those assumed. Some important factors that could cause actual results to differ materially from those in any forward-looking statements include changes in interest rates and domestic and foreign business, market, financial or legal conditions, among others. Accordingly, there can be no assurance that estimated returns or projections can be realized or that actual returns or results for the Fund or its investments will not be materially lower than those estimated or targeted therein.

Recourse to Assets of the Fund.

The assets of the Fund, including its investments and any capital held thereunder, may be available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not limited to any particular asset. Accordingly, a Shareholder may find its interest in the Fund’s assets adversely affected by a liability arising out of a single investment, even if such Shareholder did not participate in such investment.

Registration under the U.S. Commodity Exchange Act.

The Adviser is exempt from the obligations of a registered commodity pool operator (“CPO”) with respect to the Fund because the Adviser has claimed the relief provided to fund-of-funds operators pursuant to CFTC No-Action Letter 12-38. Therefore, the Adviser is not subject to registration or regulation as a pool operator under the Commodity Exchange Act with respect to the Fund. For the Adviser to remain eligible for the relief, the Fund will be limited in its ability to gain exposure to certain financial instruments, including futures and options on futures and certain swaps (“commodity interests”). In the event that the Fund’s direct or indirect exposure to commodity interests does not comply with the requirements of CFTC No-Action Letter 12-38, the Adviser may be required to register as a CPO and/or “commodity trading advisor” with the CFTC with respect to the Fund. The Adviser’s registration with the CFTC as a CPO with respect to the Fund, or any change in the Fund’s operations necessary to maintain the Adviser’s ability to rely upon relief from registration as such, could adversely affect the Fund’s ability to implement its investment program, conduct its operations and/or achieve its objective and subject the Fund to certain additional costs, expenses and administrative burdens, adversely affecting that Fund’s total return. Because the Adviser intends to manage the Fund in such a way as to maintain its ability to rely upon relief from registration with the CFTC, the Fund may be unable to participate in certain investment opportunities.

Regulatory Approvals.

The Fund may invest in Underlying Funds (or portfolio companies), and such Underlying Funds may invest in portfolio companies, in each case, believed to have obtained all material U.S. federal, state, local or non-U.S. approvals required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in certain investments. An investment could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such investment. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that an Underlying Fund or a portfolio company will be able to (i) obtain all required regulatory approvals that it does not currently have or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in additional costs to a portfolio company.

Regulatory changes in a jurisdiction where an Underlying Fund or a portfolio company investment is located may make the continued operation of such investment infeasible or economically disadvantageous and any expenditures made to date by such investment may be wholly or partially written off. The locations of the Fund’s investments may also be subject to government exercise of eminent domain power or similar events.

Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the Fund’s investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of such investments, which could materially and adversely affect returns to the Fund.

Reliance on Advisers.

An investor must rely upon the ability of the Adviser to identify and make investments consistent with the Fund’s investment objective and policies. The Fund may be unable to find a sufficient number of attractive opportunities to invest its offering proceeds or meet its investment objective. Further, there can be no assurance that what is perceived by the Adviser as an attractive investment opportunity will not, in fact, result in substantial losses due to one or more of a wide variety of factors.

The success of the Fund’s private markets investments will depend in substantial part on the diligence, skill, expertise and business contacts of, and the information and deal flow generated by, the investment professionals of the Advisers. There can be no assurance that the Advisers’ professionals will continue to be associated with each entity during the life of the Fund. The ability of the Fund to achieve its investment objective depends on the continued service of these individuals, who are not obligated to remain employed with the Adviser, the

Sub-Adviser, or their affiliates. The market for experienced private markets investment professionals is highly competitive. If the Advisers fail to adequately compensate their investment professionals, in light of such market conditions, one or more of such individuals could cease to work for them. The loss of one or more of the Adviser’s or Sub-Adviser’s key individuals could have a material adverse effect on the Fund’s ability to achieve its investment objective. Should one or more of these individuals cease to participate in the management of the Fund, its performance could be adversely affected.

If, due to extraordinary market conditions or other reasons, the Fund and/or other investments managed by the Advisers or their affiliates were to incur substantial losses, the revenues of the Advisers and their affiliates may decline substantially. Such losses may hamper the Advisers’ and their affiliates’ ability to (i) retain employees and (ii) provide the same level of service to the Fund as they have in the past.

The Advisers will have exclusive responsibility for the Fund’s activities and, other than as may be set forth in the Fund’s governing documents or other agreements, Shareholders will lack discretion to make investment decisions or any other decisions concerning the management of the Fund.

Reporting Requirements.

Investors who beneficially own Shares that constitute more than 5% or 10% of a Class of the Shares may be subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such investors or to notify investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.

Repurchase Offers Risk.

Repurchase offers are generally funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of net asset value fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The net asset value of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the repurchase request deadline, and to the extent there is any delay between the repurchase request deadline and the repurchase pricing date. The net asset value on the repurchase request deadline or the repurchase pricing date may be higher or lower than on the date a Shareholder submits a repurchase request. There can be no assurance that the Fund will conduct repurchase offers in any particular period, and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

Risk of Misconduct of Adviser Personnel or Third-Party Service Providers.

Misconduct by Adviser personnel or by third-party service providers could cause significant losses to the Fund. Such misconduct could include, among other things, binding the Fund to transactions that exceed authorized limits or present unacceptable risks and other unauthorized activities or concealing unsuccessful Fund investments (which, in either case, may result in unknown and unmanaged risks or losses), or otherwise charging (or seeking to charge) inappropriate expenses to the Fund or the Advisers. In addition, Adviser personnel and third-party service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future activities. Furthermore, because of the Advisers’ diverse businesses and the regulatory regimes under which they operate, misdeeds by an advisory entity (or its personnel) may result in foreclosing the Fund’s ability to conduct its activities in the manner otherwise intended. It is not always possible to deter misconduct by personnel or service providers, and the precautions that the Advisers take to detect and prevent this activity may not be effective in all cases.

Risks Relating to Fund’s Registered Investment Company Status.

As a result of applicable restrictions under the 1940 Act, the Fund may be unable to take advantage of favorable investment opportunities or may incur additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act and applicable tax rules. This could cause the Fund to underperform funds that pursue similar investment strategies but are not registered under the 1940 Act.

Risks Relating to Fund’s Regulated Investment Company Status.

Although the Fund intends to elect to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Shareholders.

If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to investors. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.

Risks Relating to Investment in and Disposition of Portfolio Companies.

In connection with an investment in a portfolio company, the Fund or an Underlying Fund may assume, or acquire a portfolio company subject to, contingent liabilities. These liabilities may be material and may include liabilities associated with pending litigation, regulatory investigations, environmental actions, or payment of indebtedness among other things. To the extent these liabilities are realized, they may materially adversely affect the value of a portfolio company. In addition, if the Fund or an Underlying Fund has assumed or guaranteed these liabilities, the obligation would be payable from the assets of the Fund or Underlying Fund.

In connection with the disposition of an investment in a portfolio company, the Fund or an Underlying Fund may be required to make representations about the business and financial affairs of such portfolio company typical of those made in connection with the sale of any business. The Fund may also be required to indemnify the purchasers of such investment in such portfolio company to the extent that any such representations or warranties turn out to be inaccurate or misleading. These arrangements may result in liabilities for the Fund directly or indirectly through the Underlying Fund, depending upon recontribution obligations owed to the Underlying Fund.

Risks Related to Russia’s Invasion of Ukraine.

Russia’s invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have increased volatility and uncertainty in the financial markets and adversely affected regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund may determine that certain affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could continue to result in significant market disruptions, including in the oil and natural gas markets, and may continue to negatively affect global supply chains (including global food supplies), inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries directly affected by the invasion.

Sourcing of Investments.

The Fund expects to source a substantial volume of its investment opportunities through various AlpInvest platforms, personnel and other relationships. To the extent these sourcing channels do not present the Fund with a sufficient volume of investment opportunities, or the opportunities presented are not suitable for investment by the Fund, the Fund’s performance may be materially adversely affected.

Termination of the Fund’s Interest in an Underlying Fund.

An Underlying Fund may, among other things, terminate the Fund’s interest in that Underlying Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Underlying Fund or if the continued participation of the Fund in the Underlying Fund would have a material adverse effect on the Underlying Fund or its assets.

Third-Party Influence over Fund Investments.

The Fund may make investments that include Direct Investments originally made with third parties through joint ventures or other entities, including with other private equity funds in so-called “club deals.” Such investments may involve risks not present in investments where third parties are not involved, including the possibility that a direct investor may at any time have economic or business interests or goals that are inconsistent with those of the Fund, may take a different view than that of the Adviser as to the appropriate strategy for a portfolio company or may be in a position to take action contrary to the Fund’s investment objective. In addition, the Fund may in certain circumstances be liable for actions of such third parties. Further, it is possible that no single direct investor will have a controlling interest in the investment, giving no party the ability to control the transaction and potentially resulting in increased costs, delays or even termination of the proposed investment. In addition, because several Underlying Funds may invest in any particular club deal, the Fund may be more exposed to the risks associated with a portfolio company than it would otherwise prefer.

Time and Attention of Personnel.

Personnel of the Adviser and its affiliates will devote such time to the activities of the Fund as they determine to be necessary to properly conduct the business affairs of the Fund.

However, some personnel will also work on other projects, including the investment activities of other funds and accounts that include reviewing investments brought to the Adviser by investors in other AlpInvest funds and accounts, currently or in the future. Such other activity may be significant and involve a significant amount of such personnel’s time and attention. Conflicts may arise in the allocation of management and personnel resources as among the Fund’s and the Adviser’s various activities. In the event that any of such personnel ceases to be actively involved with the Fund, Shareholders will be relying on the ability of the Adviser to identify and retain other investment professionals to conduct the Fund’s business.

Valuation of Private Markets Investments.

There is no established market for private equity partnership interests or for the privately-held portfolio companies of private equity sponsors, and there may not be any comparable companies for which public market valuations exist. As a result, the valuation of Fund investments will be difficult, may be based on imperfect information and is subject to inherent uncertainties, and the resulting values may differ from values that would have been determined had a ready market existed for such investments, from values placed on such investments by other investors and from prices at which such investments may ultimately be realized. Furthermore, no assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by the Fund, the accuracy of the valuations provided by Fund investments, that the investments will comply with their own internal policies or procedures for keeping records or making valuations, or that an investment’s policies and procedures and systems will not change without notice to the Fund. The uncertainty of valuations could limit the ability of Shareholders to gauge the Fund’s ongoing performance. Additionally, the Adviser may face a conflict of interest in valuing the Fund’s investments, as the net asset value of the Fund will affect the Adviser’s compensation.

Valuation Risk.

The value of the Fund’s investments will be difficult to ascertain, and the valuations determined in respect of investments in the Underlying Funds and other private markets investments, including Direct Investments, will likely vary from the amounts the Fund would receive upon withdrawal from or disposition of its investments. Similarly, the valuations determined by the Fund are likely to differ, potentially substantially, from the valuations determined by other market participants for the same or similar investments. The valuation of the Fund’s interest in Underlying Funds is determined based in significant part upon valuations provided by the sponsors of the Underlying Funds, which valuations may not be audited. Furthermore, the securities in which Underlying Funds invest will not have a readily ascertainable market price and will be valued by the sponsors of the Underlying Funds. These sponsors are subject to conflicts of interest as the value of their securities may affect the sponsor’s compensation or ability to raise new funds.

The valuations reported by the sponsors of Underlying Funds will be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Underlying Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Additionally, the Fund typically expects to apply one or more adjustments to the valuations received from an Underlying Fund, which would include an adjustment for any changes in market prices for public securities held by the Underlying Fund and a market adjustment to reflect the estimated change in fair value of the Underlying Fund’s non-public unrealized investments from the date of the last reported Underlying Fund net asset value to the date as of which the Fund is reporting its net asset value. The application of these adjustments may result in a decrease or increase to the cash adjusted, last reported, Underlying Fund net asset value, depending on the facts and circumstances. Furthermore, because such adjustments or revisions relate to information available only at the time of the adjustment or revision, the adjustment or revision will not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased, or the purchase price of Shares purchased, prior to such adjustments. As a result, to the extent that such subsequently adjusted valuations from the sponsors of Underlying Funds or revisions to the net asset value of a Underlying Fund or Direct Investment decrease the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares.

Valuations of private investments such as the Underlying Funds and Direct Investments are to a large extent subjective and will likely differ from the amounts ultimately realized, potentially by significant amounts. For Underlying Funds, the Adviser cannot provide assurances that the sponsor of an Underlying Fund will adhere to its own policies and procedures for making valuations or that the Underlying Fund’s policies and procedures will not change without notice to the Fund. Additionally, valuations provided by sponsors could be false due to fraudulent activity or misevaluation, and the Fund may not uncover errors for a significant amount of time, if ever. Even if the Adviser elects to cause the Fund to sell its interests in an Underlying Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the sponsor’s valuations of such interests could remain subject to such fraud or error, and the Fund may determine to discount the value of the interests or value them at zero.

Value of Shares.

The value of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include changes in regulatory policies or tax guidelines, changes in earnings or variations in operating results, changes in the value of the Fund investments, changes in accounting guidelines governing valuation of the Fund investments, any shortfall in revenue or net income or any increase in losses from levels expected by investors, departure of the Adviser or certain of its respective key personnel, and general economic trends and other external factors.

Limits of Risk Disclosure.

The above discussions and the discussions in the statement of additional information relating to various risks associated with the Fund, the Underlying Funds, and Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire prospectus, the statement of additional information, and the Declaration of Trust and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this prospectus.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

As of June 30, 2023, the Fund has not issued any Class A Shares. The following number of Class I Shares of the Fund was authorized for registration and outstanding:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Class I Shares	Unlimited	None	18,520,614.35

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Risk.

All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio has a higher investment exposure to the securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased.

An investment in the Fund involves a high degree of risk, including the risk that the investor’s entire investment may be lost. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of investments, the allocation of offering proceeds thereto and the performance of the investments. As described in more detail below, the Fund’s (and the Underlying Funds’) investment activities involve the risks associated with private equity and other private investments generally. These include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, labor strikes, war, geopolitical tensions, terrorism, cyberterrorism, major or prolonged power outages or network interruptions, earthquakes, hurricanes, floods, fires, epidemics or pandemics and other factors that are beyond the control of the Fund or the Underlying Funds. Although the Adviser will attempt to moderate these risks, no assurance can be given that (i) the Fund’s investment programs, investment strategies and investment decisions will be successful; (ii) the Fund will achieve its return expectations; (iii) the Fund will achieve any return of capital invested; (iv) the Fund’s investment activities will be successful; or (v) investors will not suffer losses from an investment in the Fund.

Competition for Investments; Availability of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Investments; Availability of Investments.

The activity of identifying, completing and realizing upon attractive investments is highly competitive and involves a high degree of uncertainty. The Fund will be competing for investments with other private equity investors having similar investment objectives. In recent years, an increasing number of private equity funds have been formed (and many such existing funds have grown substantially in size), and additional funds with similar investment objectives may be formed in the future. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which investments can be made. Some of these competitors may have more relevant experience, greater financial resources, a greater willingness to take on risk and more personnel than the Adviser, the Fund and their affiliates. Further, the availability of investment opportunities is often limited by market conditions as well as the prevailing regulatory or political climate.

There can be no assurance that the Fund will be able to identify, structure, complete and realize upon investments that satisfy its investment objective, or that it will be able to invest fully its offering proceeds. Further, most sponsors of investments prioritize offering co-investment opportunities to their network of existing investors. As a result, if the Adviser’s Primary Investments strategy were to contract such that its commitments to primary investment funds were reduced in scope or in value, the Fund’s access to appropriate co-investment opportunities may decrease and the Fund may not be able to execute investments that satisfy the Fund’s investment objective.

No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares. Additionally, the Adviser may sell certain of the Fund’s investments at different times than similar investments are sold by other investment vehicles advised by the Adviser, particularly if the Fund engages in significant repurchases of its Shares or if the Fund is forced to repay any borrowings at an inopportune time, which could negatively impact the performance of the Fund.

Primary Investments Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Primary Investments Risks.

The Fund’s interest in Primary Investments will consist primarily of capital commitments to, and investments in, private investment funds managed by sponsors unaffiliated with the Fund or the Adviser. Identifying, selecting and investing in Primary Investments involves a high level of risk and uncertainty. The underlying investments made by Primary Investments may involve highly speculative investment techniques, including extremely high leverage, highly concentrated portfolios, workouts and startups, control positions and illiquid investments. The Primary Investments generally will not have commenced operations and, accordingly, will have no operating history upon which the Fund may evaluate their likely performance. Historical performance of the managers of Primary Investments is not a guarantee or prediction of their future performance. Many non-U.S. investment advisers are not registered as investment advisers with the SEC, making it more difficult for the Adviser to scrutinize such investment advisers’ credentials. The Fund will not have the opportunity to evaluate the relevant economic, financial and other information that will be used by the Primary Investments in their selection, structuring, monitoring and disposition of assets. In addition, the Fund generally will not have the right to participate in the day-to-day management, control or operations of Primary Investments, nor will they generally have the right to remove the sponsors of Primary Investments.

Secondary Investments Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Investments Risks.

The Fund may acquire Secondary Investments from existing investors in such Secondary Investments, but also in certain cases from the issuers of such interests or other third parties. In many cases, the economic, financial and other information available to and utilized by the Adviser in selecting and structuring Secondary Investments may have been prepared by the sponsor of the Secondary Investment, may be incomplete or unreliable, and/or may not be verifiable by the Adviser. The Fund will also not have the opportunity to negotiate the terms of the Secondary Investments, including any special rights or privileges. Valuation of Secondary Investments may be difficult since there will generally be no established market for such interests. Moreover, the purchase price of Secondary Investments will be subject to negotiation with the sellers of such interests and may, in certain cases, include the Fund’s assumption of certain contingent liabilities. The overall performance of the Fund may depend in part on the accuracy of the information available to the Adviser, the acquisition price paid by the Fund for the Secondary Investments and the structure of such acquisitions and the Fund’s ultimate exposure to any assumed liabilities.

The Fund may have the opportunity to acquire a portfolio of Secondary Investments from a seller on an “all or nothing” basis. Certain of the Secondary Investments in the portfolio may be less attractive than others, and certain of the sponsors of such Secondary Investments may be more familiar to the Fund than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive.

The purchase of a Secondary Investment may be structured in the form of a swap or other derivative transaction. Such arrangements may involve the Fund taking on greater risk with an expected greater return or reducing their risk with corresponding reduction in the rate of return. Such arrangements also subject the Fund to the risk that the counterparty will not meet its obligations. If structured as such, the tax consequences of an investment in the Fund may be different than otherwise described herein, including, for example, the amount, timing and character of distributions by the Fund.

When the Fund acquires an interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the investment and, subsequently, that investment recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such investment. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the investment, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Underlying Fund Strategy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Fund Strategy Risks.

Within the private equity and private credit investment spheres, there are a number of significant risks, any one of which could cause the Fund to lose all or part of the value of its investment. Such risks include, but are not limited to, those set forth below. Investors in Underlying Funds generally do not have an opportunity to evaluate for themselves the relevant economic, financial, and other information regarding the investments to be made by an Underlying Fund and, accordingly, will be dependent upon the judgment and ability of the investment manager of the Underlying Fund and the Adviser. No assurance can be given that the Fund will be successful in obtaining suitable investments.

●

Buyout Strategies. The Fund may invest in Underlying Funds, or invest alongside private equity sponsors (“GPs”), that pursue a buyout strategy and that often invest in leveraged buyouts. Leveraged buyouts by their nature require companies to undertake a high ratio of leverage to available income. Leveraged investments are inherently more sensitive to declines in revenues and cash flows and to increases in interest rates and expenses than non-leveraged transactions. Increases in interest rates could also make it more difficult for private equity funds to access and consummate acquisitions because other potential buyers, including operating companies acting as strategic buyers, may be able to bid for an asset at a higher relative price due to a lower overall cost of capital or because the minimum targeted return on investment of such private equity fund is unachievable on such acquisition given the cost of the leverage that would be required. Limitations on the availability of certain types of capital in the credit markets may also have a similarly adverse effect on the ability of such Underlying Funds and GPs and the Fund to invest in leveraged buyouts, or to invest in such buyouts on attractive terms. The exercise of control over a company, which often results from a leveraged buyout, imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of related liability. If such liabilities were to arise, such Underlying Fund and the Fund would likely suffer a loss, which may be complete, on its investment.

●

Venture Capital and Growth Equity Strategies. The Fund may invest in Underlying Funds, or invest alongside GPs, that pursue venture capital and growth equity investments that involve a high degree of business and financial risk that can result in substantial losses. Their portfolio companies may have shorter operating histories on which to judge future performance and, if operating, may have negative cash flow. In the case of start-up enterprises, these portfolio companies may not have significant or any operating revenues. Such portfolio companies also may have a lower capitalization and fewer resources (including cash) and be more vulnerable to failure, which could result in the loss of the entire investment. The directors and officers of such companies may lack any meaningful managerial experience, particularly of cash-flow management and budgeting. Additionally, such portfolio companies may face strong competition or need substantial additional capital to support or to achieve a competitive position. The availability of capital is often generally a function of capital market conditions that are beyond the Adviser’s or the Fund’s control or the control of the Underlying Funds, GPs or portfolio companies. There can be no assurance that any portfolio company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.

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Special Situation, Recapitalization and Distressed Debt Strategies. The Fund may invest in certain Underlying Funds that invest in, or may invest alongside certain GPs in, securities of financially troubled companies or companies involved in work-outs, liquidations, reorganizations, recapitalizations, bankruptcies and similar transactions and securities of highly leveraged companies. While these investments may offer the potential for high returns, they also bring with them correspondingly greater risks when compared to other investments. Such investments involve companies that are experiencing or are expected to experience financial difficulties, which may never be overcome. Such investments could, in certain circumstances, subject the Fund or the Underlying Funds to certain additional potential liabilities. For example, under certain circumstances, a payment by such a company could be required to be returned if such payment is later determined to have been a fraudulent conveyance or a preferential payment. In addition, such strategies may cause different Underlying Funds and GPs to be in conflict, such as when they hold positions of different levels of a distressed issuer’s capital structure.

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Energy Strategies. In addition to the leverage risks described above under “Buyout Strategies,” Underlying Funds that make private energy investments are subject to additional risks that are particularly relevant to this asset sub-class of private equity. The performance of these investments will be substantially dependent upon prevailing prices of oil, electricity, natural gas and potentially other commodities (e.g., corn and sugar), which have been (and are likely to continue to be) volatile and subject to wide fluctuations and may adversely impact returns. The energy industry is subject to both non-U.S. and U.S. federal, state and local laws and regulations, including environmental rules and regulations.

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Preferred Equity Investment Strategies. Preferred securities are subordinated to bonds and other debt securities in a portfolio company’s capital structure in terms of priority for corporate income and liquidation payments and, therefore, will be subject to greater credit risk than those debt securities. The preferred equity investments in which the Fund or the Underlying Funds will invest, by the nature of the capital structure of such investments, will involve a high degree of financial risk. These securities will be unsecured. In addition, while the GP will endeavor to structure the preferred equity investments in a manner most favorable to the Underlying Fund, these securities may not be protected by all the financial and other covenants and limitations that would be typical for secured loans. These investments often reflect a greater possibility that adverse changes in the financial condition of the counterparty and underlying assets or general economic conditions or both may impair the ability of the counterparty to make distributions. Preferred equity investments are often issued in connection with leveraged acquisitions, recapitalizations or restructurings, each of which entails potential risks. There is no requirement that investments of the Underlying Funds will be preferred equity investments nor that the Underlying Fund only hold preferred equity. It is expected that the Fund will hold common equity through its investments in some Underlying Funds and may hold whole portfolios as part of the investment strategy.

The foregoing risks are also applicable to the Direct Investments strategy alongside Underlying Funds in specific portfolio companies.

Portfolio Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Company Risk.

The portfolio companies in which the Fund invests, either directly or indirectly through an Underlying Fund, may involve a high degree of business and financial risk. Portfolio companies may be in early stages of development, may have operating losses or significant variations in operating results and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence. Portfolio companies may also include companies that are experiencing or are expected to experience financial difficulties, which may never be overcome. In addition, they may have weak financial conditions and may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive positions. To the extent a portfolio company in which the Fund has invested receives additional funding in subsequent financings and the Fund does not participate in such additional financing rounds, the interests of the Fund in such portfolio company would be diluted. Portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities and a larger number of qualified managerial and technical personnel.

Many of the portfolio companies may be highly leveraged, which may impair their ability to finance their future operations and capital needs and may result in restrictive financial and operating covenants. As a result, such companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. In addition, in the event that such companies do not perform as anticipated or incur unanticipated liabilities, high leverage will magnify the adverse effect on the value of the companies’ equity and could result in substantial diminution in, or the total loss of, equity investments in such companies.

Portfolio companies may not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of public companies in the United States. Accordingly, information supplied to the Fund may be incomplete, inaccurate and/or significantly delayed. The Fund may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.

“Cash Drag” Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“Cash Drag” Risk.

The Fund may maintain a sizeable cash position in anticipation of funding capital calls. The Fund will generally not contribute the full amount of its commitment to an Underlying Fund at the time of its admission to the Underlying Fund. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the Underlying Funds. In addition, Underlying Funds may not call all the capital committed to them. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

“Over-Commitment” Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“Over-Commitment” Risk.

As described above in “—Investment Opportunities and Strategies—Commitment Strategy; Liquidity Management,” in order to help ensure that a greater amount of the Fund’s capital is invested, the Fund expects to pursue an “over-commitment” strategy whereby it commits more than its available capital. However, pursuing such a strategy presents risks to the Fund, including the risk that the Fund is unable to fund capital contributions when due, pay for repurchases of Shares tendered by Shareholders or meet expenses generally. If the Fund defaults on its commitment to an Underlying Fund or fails to satisfy capital calls to an Underlying Fund in a timely manner then, generally, it will be subject to significant penalties, possibly including the complete forfeiture of the Fund’s investment in the Underlying Fund. Any failure (or potential failure) by the Fund to make timely capital contributions in respect of its commitments may also (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow through a credit facility or other arrangements (which would impose interest and other costs on the Fund), or (iii) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Illiquidity Of Fund Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Fund Investments.

Contractual limitations will typically restrict the Fund’s ability to transfer certain investments without the consent of the applicable managers of those entities. The securities or other financial instruments or obligations of investments and/or portfolio companies may, at any given time, be very thinly traded, have no public market, or be restricted as to their transferability under the laws of the applicable jurisdiction. Illiquidity may also result from market conditions that may be unfavorable for sales of securities of particular issuers or issuers in particular industries. In some cases, an Underlying Fund may also be prohibited by contract from selling securities of portfolio companies or other assets for a period of time or otherwise be restricted from disposing of such securities or other assets. In other cases, the underlying investments of an Underlying Fund may require a substantial amount of time to liquidate. Consequently, there is a significant risk that Underlying Funds and portfolio companies will be unable to realize their respective investment objectives by sale or other disposition of their securities or other assets at attractive prices, or will otherwise be unable to complete any exit strategy. These risks can be further increased by changes in the financial condition or business prospects of the Underlying Funds or portfolio companies, changes in national or international economic conditions, and changes in laws, regulations, fiscal policies or political conditions of countries in which Underlying Funds or portfolio companies are located or in which they conduct their business.

Risk of Loss; Illiquidity of the Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Loss; Illiquidity of the Shares.

The Fund is intended for long-term investment by Shareholders who can accept the risks associated with making highly speculative, primarily illiquid investments in privately negotiated transactions. The possibility of partial or total loss of investment of the Fund exists, and prospective investors should not invest unless they can readily bear the consequences of such loss. Illiquidity will result from the absence of an established market for Fund investments, as well as from legal or contractual restrictions on the resale of Fund investments by the Fund or on the resale of portfolio companies by Underlying Funds. For example, there may be little or no near-term cash flow distributed by the Underlying Funds. Since the amount and timing of the Fund’s cash distributions to Shareholders are dependent in part upon the cash flow that the Fund receives from the Underlying Funds, the Fund will likely distribute little or no cash in the near term. Even if the Fund’s investments prove successful, they are unlikely to produce a realized return to Shareholders for a period of years.

Furthermore, the transferability of Shares is subject to certain restrictions as described in the “Repurchases and Transfers of Shares” section of this prospectus. Shares will not be listed on an exchange, and no market in them is expected to develop. Investors will not have the right to redeem their Shares. Although the Adviser currently expects that, beginning after the Fund completes its first full year of operations, it will recommend to the Board that the Fund offer to repurchase Shares from Shareholders on a quarterly basis in an amount expected to be approximately 5% of the Fund’s net asset value, no assurances can be given that the Fund will do so. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Fixed-Income Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed-Income Securities Risks.

Fixed-income securities in which the Fund may invest are generally subject to the following risks:

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Interest Rate Risk. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Recently, inflation has increased to its highest level in decades, and the Federal Reserve has been raising the federal funds rate in response. As such, fixed income securities markets may experience heightened levels of interest rate, volatility and liquidity risk. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Sub-Adviser. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.

The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. To the extent the Fund holds variable or floating rate instruments, a decrease in market interest rates will adversely affect the income received from such securities, which may adversely affect the net asset value of the Shares. In addition, increases in interest rates will increase the interest paid by the Fund under the Credit Facility, which will decrease Fund returns.

●

Issuer and Spread Risk. The value of fixed-income securities may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.

●

Credit Risk. Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

●

Prepayment or “Call” Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.

●

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

●

Duration and Maturity Risk. The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above. The Sub-Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and any other factors that the Sub-Adviser deems relevant. There can be no assurance that the Sub-Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.

LIBOR Transition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR Transition Risk.

The terms of many investments, financings or other transactions to which the Fund may be a party have been historically tied to the London Interbank Offered Rate (“LIBOR”). LIBOR may also have historically been a significant factor in relation to payment obligations under a derivative investment and may have been used in other ways that affect the Fund’s investment performance. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis and the use of LIBOR in most contracts entered into after December 31, 2021 is also restricted. The Financial Conduct Authority (“FCA”), as the regulator of LIBOR, has confirmed it will allow the temporary and limited use of certain ‘synthetic’ LIBOR rates in certain legacy LIBOR contracts, but such ‘synthetic’ rates are considered non-representative of underlying markets.

For the most part therefore, it is expected that many new financing arrangements and other historically LIBOR-referencing instruments entered into by the Fund will likely reference a risk-free rate (“RFR”) as the applicable interest rate. The RFRs are conceptually and operationally different from LIBOR: for example, overnight rate RFRs may only be determinable on a ‘backward’ looking basis and therefore are only known at the end of an interest period, whereas LIBOR is a ‘forward’ looking rate. Moreover, the liquidity of certain RFRs (such as SOFR for US dollar debt) are not well established in the market, and all RFRs remain novel in comparison to LIBOR, which has only recently been discontinued. There consequently remains some uncertainty as to what the economic, accounting, commercial, tax and legal implications of the use of RFRs will be and how they will perform over significant time periods, particularly as market participants are still becoming accustomed to the use of such benchmarks. As a result, it is still possible that the use of RFRs may have an adverse effect on the Fund and therefore investors. For example, the efficacy of new financing arrangements entered into by the Fund or an issuer may be less than expected or desired, which could reduce the returns available to investors.

Investors should be aware that there may be difficulties with transitioning an existing financing arrangement from LIBOR to the applicable RFR. Such difficulties could adversely impact the Fund and therefore investors. For example, there may be delays or failures in meeting the conditions to amend such a financing arrangement and there may be mismatches if the reference rate cannot be remediated or if a hedge related to such financing arrangement and the financing arrangement itself cannot be transitioned to the same RFR at the same time. The potential impact of wider conceptual and operational differences between LIBOR and RFRs, as described above, would also likely apply to remediation of these contracts in due course. In addition, higher borrowing costs may apply to the Fund’s and/or its issuers’ (as applicable) financing arrangements following the transition to RFRs.

Prospective investors should be aware that the Fund is likely to bear (directly and, through the exposures of its issuers, indirectly) additional costs and expenses in relation to LIBOR discontinuation and the use of RFRs. Given the relative novelty of the use of RFRs in financial markets (as discussed in further detail above), the exact impact of the use of the RFRs remains to be seen.

Adviser’s Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Adviser’s Incentive Fee Risk.

Any Incentive Fee payable by the Fund that relates to an increase in value of Fund investments may be computed and paid on gain or income that is unrealized. If a Fund investment decreases in value, it is possible that the unrealized gain previously included in the calculation of the Incentive Fee will never become realized. The Adviser is not obligated to reimburse the Fund for any part of the Incentive Fee it received that was based on unrealized gain never realized as a result of a sale or other disposition of a Fund investment at a lower valuation in the future, and such circumstances would result in the Fund paying an Incentive Fee on income or gain the Fund never received. If the Fund has insufficient cash in a given quarter to cover its Incentive Fee obligation, the Fund may sell some of its investments, raise additional debt or equity capital, or reduce new investments to meet its payment obligations.

For U.S. federal income tax purposes, the Fund is required to recognize taxable income (such as deferred interest that is accrued as original issue discount (“OID”)) in some circumstances in which the Fund does not receive a corresponding payment in cash and to make distributions with respect to such income to maintain its qualification as a RIC. Under such circumstances, the Fund may have difficulty meeting the annual distribution requirement necessary to maintain its qualification as a RIC. As a result, the Fund may have to sell some of its investments at times and/or at prices that the Adviser would not consider advantageous, raise additional debt or equity capital, or forgo new investment opportunities. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify as a RIC and thus become subject to corporate-level income tax.

In addition, the Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.

Allocation Risk; Limitations of Co-Investment Exemptive Relief [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation Risk; Limitations of Co-Investment Exemptive Relief.

The Adviser and its affiliates have established prior separate accounts, funds and other pooled investment vehicles and intend to establish subsequent funds and other pooled investment vehicles and advise future separate accounts (collectively, the “Related Investment Accounts”). Certain Related Investment Accounts may have investment objectives and/or utilize investment strategies that are similar or comparable to those of the Fund. As a result, certain investments may be appropriate for the Fund and also for other Related Investment Accounts.

Decisions as to the allocation of investment opportunities among the Fund and other Related Investment Accounts present numerous inherent conflicts of interest, particularly where an investment opportunity has limited availability. In order to address these conflicts of interest, the Adviser adopted allocation policies and procedures that were designed to require that all investment allocation decisions made by the investment team are being made fairly and equitably among Related Investment Accounts over time.

Subject to applicable law, the Adviser will allocate opportunities among the Fund and the Related Investment Accounts in its sole discretion. The Adviser will determine such allocations among its Related Investment Accounts in its sole discretion in accordance with their respective guidelines and based on such factors and considerations as it deems appropriate. Subject to the foregoing and the paragraph below, available capacity with respect to each investment opportunity generally will be allocated among the various Related Investment Accounts for which the investment has been approved pro rata.

The 1940 Act imposes significant limits on co-investments with affiliates of the Fund. An affiliate of the Adviser has received Co-Investment Exemptive Relief. The Adviser and the Fund intend to rely on the Co-Investment Exemptive Relief so that the Fund may co-invest alongside its affiliates in privately negotiated investments. However, the Co-Investment Exemptive Relief contains certain conditions that may limit or restrict the Fund’s ability to participate in a portfolio investment, including, without limitation, in the event that the available capacity with respect to a portfolio investment is less than the aggregate recommended allocations to the Fund and the Other Managed Funds (as defined below). For example, if an investment opportunity is within an Other Managed Account’s “board established criteria,” that investment opportunity will need to be made available for investment by such Other Managed Account, which could decrease the amount available to the Fund. In these and other situations, the Fund may participate in such investment to a lesser extent or, under certain circumstances, may not participate in such investment. Additionally, third parties may not prioritize an allocation to the Fund when faced with a more established pool of capital also competing for allocation. Ultimately, an inability to receive the desired allocation to certain private market investments could represent a risk to the Fund’s ability to achieve the desired investment returns.

Anti-Takeover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Risk. The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Such provisions could limit the ability of shareholders to sell their shares by discouraging a third party from seeking to obtain control of the Fund. See “Summary of the Declaration of Trust.”

Auction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Auction Risk. The Fund is under no obligation to conduct an auction through Nasdaq and there is no guarantee that it will do so. Even if the Fund does choose to conduct auctions, Shareholders may be unable to sell their Shares at the price they desire or at any price at all. It is possible that Shares sold at auction will receive a price that is less than the Fund’s most recently calculated net asset value, and depending on buy side interest in a particular auction, the price could be substantially below net asset value. In the event the Fund does determine to conduct auctions it may, in its sole discretion, cease to repurchase its Shares via tender offers, and Shareholders may be unable to sell their Shares during a given period or at all.

“Best-Efforts” Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“Best-Efforts” Offering Risk.

This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Cash, Cash Equivalents, Investment Grade Bonds and Money Market Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cash, Cash Equivalents, Investment Grade Bonds and Money Market Instruments.

The Fund may invest, including for defensive purposes, some or all of its respective assets in high quality fixed-income securities, broadly syndicated term loans, money market instruments, money market mutual funds, and other short-term securities, or hold cash or cash equivalents in such amounts as the Advisers deem appropriate under the circumstances. In addition, the Fund may invest in these instruments pending allocation of its offering proceeds, and the Fund will retain cash or cash equivalents in sufficient amounts to satisfy capital calls. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.

In addition, the Fund and the Underlying Funds may maintain substantially all of their respective cash and cash equivalents in accounts with major U.S. and multi-national financial institutions, and their respective deposits at certain of these institutions may exceed insured limits, where applicable. Volatility in the banking system may impact the viability of such banking and financial services institutions. In the event of failure of any of the financial institutions where the Fund or an Underlying Fund maintains its respective cash and cash equivalents, there can be no assurance that the Fund or such Underlying Fund would be able to access uninsured funds in a timely manner or at all. Any inability to access, or delay in accessing, these funds could adversely affect the business and financial position of the Fund and the Underlying Fund. See also “—Market Disruption and Geopolitical Risk” below.

Confidential or Material, Non-Public Information [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Confidential or Material, Non-Public Information.

Certain Adviser personnel may acquire confidential or material, non-public information or be restricted from initiating transactions in certain securities. The Advisers will not be free to act upon any such information. Due to these restrictions, the Advisers may not be able to initiate an investment for the Fund that it otherwise might have initiated and may not be able to sell an investment that it otherwise might have sold. Conversely, the Fund may not have access to material non-public information in the Advisers’ possession that might be relevant to an investment decision, and the Advisers may make or sell an investment that, if such information had been known to it, it may not have made or sold. Additionally, Carlyle and AlpInvest have erected an information barrier between AlpInvest and the rest of Carlyle. Due to this information barrier, other than with respect to investment information received in connection with the Co-Investment Exemptive Relief, the Adviser will generally not be able to use, act on or otherwise be aware of confidential, commercially sensitive information known by or in the possession of Carlyle, other than for certain regulatory, reporting and similar purposes. In addition, collaboration between the Adviser’s personnel and Carlyle personnel is subject to limitations. From time to time, when otherwise permitted under applicable law and its investment restrictions, the Fund may hold interests in one or more Carlyle funds. Any such investment will be made on arm’s length terms, subject in any case to the information barrier between the firms and the confidentiality restrictions arising from particular fund or vehicle agreements. See also “—Allocation Risk; Limitations of Co-Investment Exemptive Relief” above.

Conflicts; Other Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts; Other Funds.

The Adviser and its affiliates will be permitted to market, organize, sponsor, act as general partner or as the primary source for transactions for other pooled investment vehicles and other accounts, which may be offered on a public or private placement basis, and to engage in other investment and business activities. Some of these funds and accounts will have investment strategies that overlap with the investment strategies of the Fund. Such activities may raise conflicts of interest for which the resolution may not be currently determinable.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk.

The Fund is exposed to the risk that third parties that may owe the Fund or its portfolio companies money, securities or other assets will not perform their obligations. These parties include trading counterparties, clearing agents, exchanges, clearing houses, custodians, prime brokers, administrators and other financial intermediaries. These parties may default on their obligations to the Fund or its portfolio companies, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have long-term obligations to make payments to portfolio companies, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other financial intermediaries.

If a counterparty becomes bankrupt, or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Material exposure to a single or small group of counterparties increases the Fund’s counterparty risk.

Covenant Lite Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Covenant Lite Loan Risk.

Some of the loans or debt obligations in which the Fund may invest are “covenant-lite”, which means the loans or obligations either do not require the borrower to maintain debt service or other financial ratios or do not contain common restrictions on the ability of the borrower to significantly change its operations or to enter into other significant transactions that could affect its ability to repay such loans. The borrower under a covenant-lite loan may have difficulty paying off the loan through a refinancing because of the quality of its credit, and the Fund may have reduced ability to restructure a covenant-lite loan and mitigate potential loss if the borrower becomes distressed. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund.

Derivative Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivative Instruments.

Some or all of the Underlying Funds and (subject to applicable law) the Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, counterparty risk, correlation risk, difficulties in valuation, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Underlying Funds could present significant risks, including the risk of losses in excess of the amounts invested.

Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) regulates the Fund’s use of derivatives and certain other transactions that create future payment and/or delivery obligations by the Fund. The Derivatives Rule prescribes specific value-at-risk limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in the Derivatives Rule, it is not subject to the full requirements of the Derivatives Rule. In connection with the adoption of the Derivatives Rule, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, the Derivatives Rule permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements and similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements and similar financing transactions as derivatives transactions for all purposes under the Derivatives Rule. As of June 30, 2023, the Fund was a limited derivatives user under the Derivatives Rule. Compliance with the Derivatives Rule could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

Additional or other new regulations or guidance issued by the SEC or the U.S. Commodity Futures Trading Commission (“CFTC”) or their staffs could, among other things, restrict the Fund’s ability to engage in leveraging and derivatives transactions, and the Fund may be unable to execute its investment strategy as a result.

Distribution In-Kind [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution In-Kind.

The Fund generally expects to distribute to the holder of Shares that are repurchased a promissory note entitling such holder to the payment of cash in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Underlying Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Distribution Payment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Payment Risk.

The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Due Diligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Due Diligence Risk.

The Adviser seeks to conduct reasonable and appropriate analysis and due diligence in connection with investment opportunities. Due diligence may entail evaluation of important and complex business, financial, tax, accounting, environmental and legal issues. Outside consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment, the costs of which will be borne by the Fund. Such involvement of third-party advisors or consultants may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. In addition, if the Adviser is unable to timely engage third-party providers, its ability to evaluate and acquire more complex targets could be adversely affected.

When conducting due diligence and making an assessment regarding an investment opportunity, the Adviser relies on available resources, including information provided by the investment advisers of Underlying Funds and, in some circumstances, third-party investigations. The Adviser’s due diligence process may not reveal all facts that may be relevant in connection with an investment made by the Fund. In some cases, only limited information is available about an Underlying Fund or a portfolio company in which the Adviser is considering an investment. There can be no assurance that the due diligence investigations undertaken by the Adviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Adviser’s due diligence will result in an investment being successful. In the event of fraud by any Underlying Fund or portfolio company or any of its managers or affiliates, the Fund may suffer a partial or total loss of capital invested in that Fund investment. There can be no assurances that any such losses will be offset by gains (if any) realized on the Fund’s other investments. An additional concern is the possibility of material misrepresentation or omission on the part of the Fund investment or the seller. Such inaccuracy or incompleteness may adversely affect the value of that investment. The Fund will rely upon the accuracy and completeness of representations made by Underlying Funds or portfolio companies and/or their current or former owners in the due diligence process to the extent reasonable when it makes its investments, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

Electronic Communications and Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Electronic Communications and Cybersecurity Risk.

While the Advisers employ various measures to address cybersecurity-related issues, the Advisers, the Fund and their respective service providers may nevertheless be subject to operational and information security risks resulting from cybersecurity incidents. A cybersecurity incident refers to both intentional and unintentional events that may cause the Advisers, the Fund or their respective service providers to lose or compromise confidential information, suffer data corruption or lose operational capacity. Cybersecurity incidents include stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Cybersecurity incidents may adversely impact the Fund and its Shareholders. There is no guarantee that the Advisers, the Fund and/or their respective service providers will be successful in protecting against cybersecurity incidents.

The failure to protect against cybersecurity incidents could cause significant interruptions in the Advisers’ and/or the Fund’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors) in the Fund. Such a failure or unauthorized disclosure of data could harm the Advisers’ reputation, subject the Advisers and/or the Fund to legal claims, increased costs, financial losses, data privacy breaches (including under the European General Data Protection Regulation), regulatory intervention and otherwise affect their business and financial performance. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. In addition, the Advisers and/or the Fund may incur substantial costs related to forensic analysis of the origin and scope of a cybersecurity breach, increased and upgraded cybersecurity, identity theft, unauthorized use of proprietary information, adverse investor reaction or litigation.

While the Fund and the Advisers have established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and the sponsors of investments in which the Fund invests. As a result, the Fund or its Shareholders could be negatively impacted.

Emerging Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets.

The Fund may hold investments located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

“Frontier” countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The economies of frontier countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. These factors make investing in frontier countries significantly riskier than in other countries and any one of them could cause the net asset value of the Shares to decline.

ETF Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ETF Risk.

The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. If the Fund invests in ETFs, Shareholders will bear indirectly their proportionate share of the ETF’s fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s total operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. In addition, ETFs are susceptible to market trading risks, such as the risks of discounts to net asset value, high spreads and trading disruptions.

Eurozone Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Eurozone Risk.

The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries include the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (“EU”) or the Eurozone create risks that could materially and adversely affect the Fund Investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro-denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Expedited Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expedited Transactions.

Investment analyses and decisions by the Adviser may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Adviser at the time of an investment decision may be limited and the Adviser may not have access to detailed information regarding the investment opportunity, in each case, to an extent that may not otherwise be the case had the Adviser been afforded more time to evaluate the investment opportunity. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that may adversely affect an investment.

Financial Market Fluctuations and Deteriorating Current Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Market Fluctuations and Deteriorating Current Market Conditions.

The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, including the advent of significant inflation, recession, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, and national and international political, environmental and socioeconomic circumstances (including Russia’s invasion of Ukraine and other conflicts, geopolitical tensions, terrorist acts or security operations and actual or threatened epidemics or pandemics, such as COVID-19). Recently, central banks such as the Federal Reserve Bank have been increasing interest rates in an effort to slow the rate of inflation. There is a risk that increased interest rates may cause the economy to enter a recession. Any such recession would likely negatively impact the Fund’s portfolio.

Instability in the securities markets will also likely increase the risks inherent in the Fund’s investments. There can be no assurance that such economic and market conditions will be favorable in respect of both the investment and disposition activities of the Fund.

Global financial markets in recent years have experienced periods of unprecedented turmoil and continue to experience substantial volatility, disruption, liquidity shortages and to some extent financial instability. Global financial markets have recently experienced considerable declines in the valuations of equity and debt securities and periodic acute contraction in the availability of credit. Volatile financial markets can expose the Fund to greater market and liquidity risk.

The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s investment objective relies in part on the continuation of certain trends and conditions observed in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Advisers will prove correct, and actual events and circumstances may vary significantly.

Prospective investors should note that performance and other numerical information provided by the Adviser, including, without limitation, market data, have not been updated through the date hereof. For example, the Adviser believes that certain market data and information is likely to have recently changed from that included herein, but is not yet available.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Focused Investment Risk.

While the Adviser generally seeks to build a Secondary Investments portfolio with exposures across different GPs, vintage years, companies, geographies and industries, depending on the availability of attractive investment opportunities, the Fund’s portfolio may at times be more focused than the portfolios of funds investing in a broader range of industries and geographies and could experience significant volatility, especially during times when the Fund may have greater exposure to particular metrics that may be exposed to or experiencing unfavorable market conditions. Separately, an Underlying Fund may concentrate its investments in specific geographic regions. This focus may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.

Follow-On Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Follow-On Investment Risk.

The Fund’s and/or an Underlying Fund’s direct and indirect investments in operating companies may require follow-on investments. The Fund and/or an Underlying Fund may be required to provide follow-on funding for its portfolio companies or have the opportunity to make additional investments in such portfolio companies. There can be no assurance that the Fund or an Underlying Fund will have sufficient funds to make any such additional investments. Any decision by the Fund or an Underlying Fund not to make follow-on investments or its inability to make them may have a negative impact on a portfolio company in need of such an investment, which could, in turn, have a negative effect on the Fund’s returns. To the extent the Fund follow-on investment (which may be due to a number of factors, including not having sufficient uncommitted capital reserves to make the investment or restrictions under the 1940 Act), then the Fund’s interest in the portfolio company may be diluted or subordinated to the new capital being invested (which may include capital from other clients or investment vehicles managed by the Adviser and/or its affiliates).

Hedging [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging.

The Fund and the Underlying Funds and portfolio companies in which the Fund invests may employ hedging techniques designed to reduce the risks of adverse movements, including in interest rates, securities prices and currency exchange rates. While such transactions may reduce certain risks, such transactions themselves may entail certain other risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes, including in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance for the Fund than if it or the Underlying Funds and portfolio companies in which the Fund invests had not entered into such hedging transactions.

High Yield Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Investment Risk.

The broadly syndicated term loans in which the Fund invests are typically rated below investment grade. These investments are subject to liquidity, market value, credit, interest rate, reinvestment and certain other risks. It is anticipated that these loans generally will be subject to greater risks than investment grade corporate obligations.

Prices of the broadly syndicated term loans may be volatile, and will generally fluctuate due to a variety of factors that are inherently difficult to predict, including but not limited to changes in interest rates, prevailing credit spreads, general economic conditions, financial market conditions, domestic and international economic or political events, developments or trends in any particular industry, and the financial condition of the borrowers. The current uncertainty impacting the global financial markets, including the syndicated loan markets, could adversely affect the value and performance of the Fund’s broadly syndicated term loans. Additionally, loans and interests in loans have significant liquidity and market value risks since they are not generally traded in organized exchange markets but are traded by banks and other institutional investors engaged in loan syndications. Because the loans in which the Fund expects to invest generally are privately syndicated with loan agreements that are privately negotiated and customized, loans are not purchased or sold as easily as publicly traded securities. In addition, historically the trading volume in the loan market has been small relative to the debt securities market.

Leveraged loans and high-yield debt securities have historically experienced greater default rates than has been the case for investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced on the broadly syndicated term loans.

A non-investment grade loan or an interest in a non-investment grade loan is generally considered speculative in nature, and timely service of debt obligations may be impacted for a variety of reasons. The risk of loss due to default by the issuer is significantly greater for the holders of high-yield loans and other debt securities because such securities may be unsecured and may be subordinated to obligations owed to other creditors of the issuer. In addition, the issuer may incur additional expenses to the extent it (or any investment manager) is required to seek recovery upon a default on a high yield bond (or any other debt obligation) or participate in the restructuring of such obligation.

In addition to default frequency, recovery rate and market price volatility, leveraged loans may experience volatility in the spread that is paid on such leveraged loans. Such spreads will vary based on a variety of factors, including, but not limited to, the level of supply and demand in the leveraged loan market, general economic conditions, levels of relative liquidity for leveraged loans, the actual and perceived level of credit risk in the leveraged loan market, regulatory changes, changes in credit ratings and the methodology used by credit rating agencies in assigning credit ratings, and such other factors that may affect pricing in the leveraged loan market. Since leveraged loans may generally be prepaid at any time without penalty, the borrowers of such leveraged loans would be expected to prepay or refinance such leveraged loans if alternative financing were available at a lower cost. For example, if the credit ratings of a borrower were upgraded, the borrower were recapitalized or if credit spreads were declining for leveraged loans, such borrower would likely seek to refinance at a lower credit spread. In addition, borrowers may have the right under the terms of a loan to re-price the interest rate of such loan and prepay any holder or lender that does not accept the new rate. The rates at which leveraged loans may prepay or refinance and the level of credit spreads for leveraged loans in the future are subject to numerous factors and are difficult to predict. Declining credit spreads in the leveraged loan market and increasing rates of prepayments and refinancings will likely result in a reduction of portfolio yield and interest collections on the loans, which would have an adverse effect on the returns of the Fund.

Illiquidity and Volatility in the Leveraged Finance Market [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity and Volatility in the Leveraged Finance Market.

During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of broadly syndicated term loans at a price and time that the Adviser deems advantageous may be severely impaired, which may impair its ability to dispose of investments in a timely fashion and for a fair price, as well as its ability to take advantage of market opportunities. Furthermore, some loans will have a limited trading market (or none) under any market conditions. To the extent the Fund obtains exposure to these investments through exchange traded funds (“ETFs”) and other pooled vehicles, the Fund will bear its share of the expenses of such funds. Illiquid debt obligations may trade at a discount from comparable, more liquid investments. The impact of low liquidity on the global credit markets may adversely affect the management flexibility of the Adviser in relation to the portfolio and, ultimately, the returns on the Fund’s investments. Because of the Fund’s strategy of investing its cash primarily in broadly syndicated term loans and similar investments (other than, for example, primarily in cash and cash equivalents), the Fund will be exposed to a greater risk of loss even if its private equity and private credit investments perform as intended. This strategy may also increase the risk that the Fund will not have sufficient liquid assets to meet its obligations to Underlying Funds. See also “—Cash, Cash Equivalents, Investment Grade Bonds and Money Market Instruments” above.

Inability to Vote [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to Vote.

To the extent that the Fund owns less than 5% of the voting securities of an Underlying Fund or portfolio company, it may be able to avoid that any such Underlying Fund or portfolio company is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Underlying Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Underlying Funds and portfolio companies, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Underlying Fund or portfolio company. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Underlying Funds and portfolio companies. However, to the extent the Fund contractually forgoes the right to vote the securities of an Underlying Fund or portfolio company, the Fund will not be able to vote on matters that require the approval of such Underlying Fund’s or portfolio company’s investors, including matters where the Fund is disadvantaged by its inability to vote.

There are, however, other statutory tests of affiliation (such as on the basis of control) and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of an Underlying Fund. If the Fund is considered to be affiliated with an Underlying Fund, transactions between the Fund and such Underlying Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Inadequate Network of Broker-Dealer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Network of Broker-Dealer Risk.

The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

Indemnification of Fund Investments, Managers and Others [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Fund Investments, Managers and Others.

The Fund will agree to indemnify certain of its investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Industry or Sector Concentration [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Industry or Sector Concentration.

The 1940 Act requires the Fund to state the extent, if any, to which it concentrates investments in a particular industry or group of industries. While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that, in general, investments of more than 25% of a fund’s assets in an industry constitutes concentration. An Underlying Fund may concentrate its investments in specific industry sectors (e.g., energy, utilities, financial services, healthcare, consumer products, industrials and technology), which means each may invest more than 25% of its assets in a specific industry sector. Accordingly, the Fund’s investment portfolio may at times be more focused with respect to managers, geographies, industries and individual companies. This focus may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. The Fund will consider the then-existing concentration of Underlying Funds, to the extent they are known to the Fund, when making investments.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk.

Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. Recently, inflation has increased to its highest level in decades, and the Federal Reserve has been raising the federal funds rate in response. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to shareholders. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and the value of the Shares. In addition, rising interest rates due to inflation will increase the interest paid by the Fund under the Credit Facility, which will decrease Fund returns.

Investment Controls [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Controls.

Investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. While regulation of foreign investment has liberalized in recent years throughout much of the world, there can be no assurance that more restrictive regulations will not be adopted in the future. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales by foreign investors and foreign currency. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries where the Fund invests or in other jurisdictions.

Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Dilution Risk.

The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Junior Capital Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Junior Capital Investments.

The Fund may invest in junior capital loans. Structurally, junior capital loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, junior capital loans rank senior to common and preferred equity in a borrower’s capital structure. Junior capital debt is often used in leveraged buyout and real estate finance transactions. Typically, junior capital loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, junior capital loans generally earn a higher return than senior secured loans. The warrants associated with junior capital loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Junior capital loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Junior capital investments may be issued with or without registration rights. Similar to other high yield securities, maturities of junior capital investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Junior capital investments are usually unsecured and subordinate to other obligations of the issuer.

Legal Risk, Litigation and Regulatory Action [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal Risk, Litigation and Regulatory Action.

The Advisers are part of a larger firm with multiple business lines active in several jurisdictions that are governed by a multitude of legal systems and regulatory regimes, some of which are new and evolving. The Fund and the Advisers and their affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some investments unavailable to the Fund. The effect on the Fund, the Advisers or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse. In addition, any litigation may consume substantial amounts of the Advisers’ time and attention, and that time and the devotion of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.

Leverage; Borrowings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage; Borrowings.

To the extent the Fund borrows money or otherwise leverages its investments, the favorable and unfavorable effects of price movements in Fund investments will be magnified. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. Leverage is also a risk for Underlying Funds. Certain of the Underlying Funds and the portfolio companies may have significant borrowings and/or other leverage. An investment with substantial leverage may be at risk of increases in interest rates and therefore increases in interest expenses. In the event any investment cannot generate adequate cash flow to meet debt service, the Fund may suffer a partial or total loss of capital invested in the investment. The use of leverage will also magnify the volatility of changes in the value of investments. Any gain in the value of assets in excess of the cost of the amount borrowed to acquire such assets would cause the borrower’s net asset value to increase more than if the assets had been bought without utilizing leverage. Conversely, any decline in the value of its assets to below the cost of the borrowing utilized to fund their purchase would cause the net asset value to decline more than would be the case if debt had not been used to purchase such assets. While the use of leverage may increase a borrower’s returns, it will also increase its exposure to risk. The Fund may from time-to-time borrow funds or enter into other financing arrangements for various reasons, to pay operating expenses, including, without limitation, the Investment Management Fee and Incentive Fee, to purchase portfolio securities, to fund repurchase of Shares, or for other portfolio management purposes. The Fund may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender may terminate or not renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress returns. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely through preferred stock). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk.

The Fund is subject to the risk that war, geopolitical tensions, such as a deterioration in the bilateral relationship between the U.S. and China or the conflict between Russia and Ukraine, terrorism, and other geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of the Fund’s investments. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID-19 outbreak, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in world economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments. At such times, the Fund’s exposure to a number of other risks described elsewhere in this section can increase.

Events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. For example, in response to the rapidly declining financial condition of regional banks Silicon Valley Bank (“SVB”) and Signature Bank (“Signature”), the California Department of Financial Protection and Innovation (the “CDFPI”) and the New York State Department of Financial Services (the “NYSDFS”) closed SVB and Signature on March 10, 2023 and March 12, 2023, respectively, and the Federal Deposit Insurance Corporation (“FDIC”) was appointed as receiver for SVB and Signature. Although the U.S. Department of the Treasury, the Federal Reserve and the FDIC have taken measures to stabilize the financial system, uncertainty and liquidity concerns in the broader financial services industry remain. Additionally, should there be additional systemic pressure on the financial system and capital markets, there can be no assurances of the response of any government or regulator, and any response may not be as favorable to industry participants as the measures currently being pursued. In addition, highly publicized issues related to the U.S. and global capital markets in the past have led to significant and widespread investor concerns over the integrity of the capital markets. The current situation related to SVB and Signature could in the future lead to further rules and regulations for public companies, banks, financial institutions and other participants in the U.S. and global capital markets, and complying with the requirements of any such rules or regulations may be burdensome. Even if not adopted, evaluating and responding to any such proposed rules or regulations could results in increased costs and require significant attention from the Advisers.

Investments may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including a portfolio company or a counterparty to the Fund or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a portfolio company or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into an industry, including the nationalization of an industry or the assertion of control over one or more portfolio companies or its assets, could result in a loss to the Fund, including if its investment in such portfolio company is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Certain losses of a catastrophic nature, such as wars, earthquakes, typhoons, hurricanes, terrorist attacks, floods, pandemics, epidemics or other similar events, may be either uninsurable or, insurable at such high rates that to maintain such coverage would cause an adverse impact on the related investments. In general, losses related to terrorism are becoming harder and more expensive to insure against. Some insurers are excluding terrorism coverage from their all-risk policies. In some cases, the insurers are offering significantly limited coverage against terrorist acts for additional premiums, which can greatly increase the total costs of casualty insurance for a property, if decided to be obtained. As a result, all Fund investments may not be insured against terrorism or certain other risks. If a major uninsured loss occurs, the Fund could lose both invested capital in and anticipated profits from the affected investments.

Any of the foregoing market disruption events could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund and its investments.

Minority Investor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Minority Investor Risk.

An Underlying Fund’s or the Fund’s minority direct or indirect investments in operating companies will subject the Underlying Fund or the Fund to actions taken by the holders of a majority in interest of such companies that may not be aligned with the Fund’s goals. An Underlying Fund or the Fund may make minority equity investments in portfolio companies where the Underlying Fund or the Fund likely will not be able to control or influence such entities. In such cases, the Underlying Fund or the Fund will be reliant on the existing management and boards of directors of such companies, which may include representatives of other investors with whom the Underlying Fund or the Fund is not affiliated and whose interests may at times conflict with the Fund’s interests. The Underlying Fund and/or the Fund could therefore be adversely affected by actions taken by management or any holders of a majority in interest of the portfolio companies in which they invest.

Multiple Levels of Expense [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Expense.

Shareholders will pay the fees and expenses of the Fund and will indirectly bear any fees, expenses and carried interest (if any) of the Fund’s investments. In addition, to the extent that the Fund invests in a fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. This will result in greater expense to Shareholders than if such fees, expenses and carried interest (if any) were not charged by the Fund and its investments, as applicable. Furthermore, the determination of whether the sponsor of an Underlying Fund is entitled to carried interest distributions is made on a fund-by-fund basis and not in the aggregate. Therefore, carried interest in respect of one Underlying Fund is calculated and distributed without regard to the fees or performance (including negative performance) of any other Underlying Fund in which the Fund has an interest. Therefore, it is possible that the Fund, as a limited partner of Underlying Funds, would be required to bear carried interest in respect of one or more Underlying Funds even if the performance of the Fund’s investments in Underlying Funds in the aggregate (and therefore the performance of the Fund) is negative.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History.

The Fund has a limited operating history upon which potential investors can evaluate its likely performance. The historical results of Fund investments managed by the Adviser and its affiliates, or of investments managed by the sponsors of the Underlying Funds, are not guarantees or predictions of the results that the Fund will achieve. Accordingly, investors should draw no conclusions from the performance of Fund investments and should not expect to achieve similar results. The Fund is also subject to all of the business risks and uncertainties associated with any fund with limited operating history, including the risk that it will not achieve its investment objective and that the value of an interest in the Fund could decline substantially.

Non-Controlling Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Controlling Interest.

The Fund generally will not have the right to participate in the day-to-day management, control or operations of the Underlying Funds, nor will it have the right to remove the managers thereof. The Fund also will not necessarily have the opportunity to evaluate the relevant economic, financial and other information which the Underlying Funds utilize in selecting, structuring, monitoring and disposing of their portfolio companies. The success of the Fund will be substantially dependent upon the capabilities and performance of the managers of the Underlying Funds and portfolio companies, which may include representatives of other financial investors with whom the Fund is not affiliated and whose interests may conflict with the interests of the Fund.

Furthermore, the investment decisions of the Underlying Funds are made by their respective investment managers independently of each other so that, at any particular time, one Underlying Fund may be purchasing an interest in a portfolio company that at the same time is being sold by another Underlying Fund. Transactions of this sort could result in Underlying Funds directly or indirectly incurring certain transaction costs without accomplishing any net (or accomplishing only a limited) positive investment result. While investing with multiple investment managers may create the appearance of a well-diversified portfolio, the Underlying Funds may cooperate on investments or otherwise own the same assets, and independent decisions of various investment managers may result in an increase, rather than decrease, in the aggregate risk associated with the Fund’s portfolio.

Non-Diversification [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification.

Because the Fund is a “non-diversified” investment company for purposes of the 1940 Act, its net asset value may be subject to greater volatility. The Fund may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Fund’s overall value to decline to a greater degree.

Non-U.S. and Non-European Union Investments; Exchange Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. and Non-European Union Investments; Exchange Rate Risk.

The Fund may invest a portion of its assets in Underlying Funds and portfolio companies organized and/or headquartered outside the U.S. and the EU. Securities issued by companies located outside of the U.S. and the EU, including those held by funds in which the Fund invests, involve certain factors not typically associated with investing in securities issued by companies located in the U.S. and the EU, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar, the euro and the various other non-U.S. and non-euro currencies in which non-U.S. and non-EU investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S., EU and non-U.S., and non-EU securities markets, including potential price volatility in and relative liquidity of some non-U.S. and non-EU securities markets; (iii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements, and less government supervision and regulation; (iv) certain economic and political risks, including potential exchange control regulations and restrictions on non-U.S. and non-EU investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; and (v) the possible imposition of non-U.S. and non-EU taxes on income and gains recognized with respect to such securities. Such factors may adversely affect the value of the Fund’s non-U.S. and non-EU investments and hence the overall value of a Shareholder’s investment in the Fund.

In addition to the risks of investing in Underlying Funds and portfolio companies organized and/or headquartered outside the U.S. and the EU and the risks of investing in emerging markets (see “—Emerging Markets” above), the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. In addition, many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries.

OFAC and FCPA Considerations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

OFAC and FCPA Considerations.

Economic sanction laws in the U.S. and other jurisdictions may prohibit the Advisers and their personnel from transacting with or in certain countries and with certain individuals and companies. The U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) enforces U.S. economic and trade sanctions, which prohibit, among other things, transactions with and the provision of services to certain non-U.S. countries, territories, entities and individuals. Certain programs administered by OFAC also flatly prohibit dealing with certain individuals or entities. The lists of OFAC prohibited countries, territories, persons and entities, including the List of Specially Designated Nationals and Blocked Persons, as such list may be amended from time to time, can be found on the OFAC website at http://www.treas.gov/ofac. In addition, certain programs administered by OFAC prohibit dealing with individuals or entities in certain countries regardless of whether such individuals or entities appear on the lists maintained by OFAC. These types of sanctions may significantly restrict the Fund’s investment activities in certain emerging market countries.

In addition, new names may be added to current OFAC lists, or new sanctions imposed by executive order, on short notice, which could result in the Fund selling investments at disadvantageous times.

In addition, the Advisers and their personnel are committed to complying with the U.S. Foreign Corrupt Practices Act (“FCPA”) and other anti-corruption laws, anti-bribery laws and regulations, as well as anti-boycott regulations, to which they are subject. As a result, the Fund may be adversely affected because of its unwillingness to participate in transactions that violate such laws or regulations. In recent years, the U.S. Department of Justice and SEC have devoted greater resources to enforcement of the FCPA. In particular, U.S. regulators recently have been focused on private equity firms and their compliance with the FCPA. While the Advisers have implemented policies and procedures designed to procure compliance with the FCPA, such policies and procedures may not be effective to prevent all possible violations. Any determination that the Advisers violated the FCPA or other applicable anti-corruption or anti-bribery laws could subject the Advisers to, among other things, civil and criminal penalties, material fines, profit disgorgement, injunctions, securities litigation and a general loss of investor confidence, any one of which could adversely affect the Advisers’ business prospects or financial position, as well as the Fund’s ability to achieve its investment objective or conduct its operations.

Opinions and Forward-Looking Statements May Not Be Correct [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Opinions and Forward-Looking Statements May Not Be Correct.

This prospectus and the Fund’s marketing materials may contain many opinions and forward-looking statements about the direction and future performance of the private equity market and private equity secondaries and co-investment markets, the relative merits of various investment strategies and investment firms, and the capabilities and competitive strength of AlpInvest. These statements include predictions, statements of belief and expectation, and may include the use of qualitative terms such as “best-of-class,” “superior” and “top-tier.”

Investors should understand that such statements represent the current views of the Adviser or other third party sources, that other market participants might have differing views, and that the actual events, including the actual future performance of the private equity market and private equity secondaries and co-investment markets and the Fund could differ sharply from the opinions and forward-looking statements contained in the Fund’s offering documents. Any such departures could materially affect the performance of the Fund. In addition, the Adviser has not independently verified any of the information provided by third party sources and cannot ensure its accuracy. For all of the reasons set above and others, prospective investors are cautioned not to place undue reliance on opinions, statements, and performance.

Placement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Placement Risk.

It is expected that many investors will invest in the Fund through Financial Intermediaries. When a limited number of Financial Intermediaries represents a large percentage of investors, actions recommended by the Financial Intermediaries may result in significant and undesirable variability in terms of investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of investors, clients of a single Financial Intermediary may vote as a block, if so recommended by the Financial Intermediary.

Potential Implications of Brexit [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Implications of Brexit.

In March 2017, the United Kingdom (“UK”) formally notified the European Council of its intention to withdraw from the European Union (“EU”). This withdrawal of the UK from the EU is commonly known as “Brexit.” Following a transition period, the EU-UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, passed into law in December 2020, was provisionally applied effective January 1, 2021, and formally entered into force on May 1, 2021. The agreement governs the new relationship between the UK and the EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. There is, therefore, still a significant degree of uncertainty about the potential consequences of Brexit. The decision may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the UK and EU economies, as well as the broader global economy for some time. It is also possible that various countries within the UK, such as Scotland, could seek to separate from the UK and remain a part of the EU. The consequences of the UK’s or another country’s exit from the EU and/or Eurozone also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

For any business model that depends on the free movement of goods or the provision of cross-border services between the UK and the European Economic Area (as currently constituted), a tariff on goods, the inability or restriction to provide cross-border services, changes in fiscal cooperation (withholding tax), restrictions on movements of employees, etc., all would have the potential to materially impair the profitability of the business and require it to adapt or even relocate. Uncertainty about the way in which the many and complex issues will be resolved (whether by agreement or through the absence of any agreement) could adversely affect the Fund and the performance of its investments and the ability to fulfill its investment objective.

Currency volatility resulting from this uncertainty may mean that the returns of the Fund and its investments are adversely affected by market movements, potential decline in the value of the British Pound and/or Euro, and any downgrading of UK sovereign credit rating. This may also make it more difficult, or more expensive, for the Fund to execute prudent currency hedging policies. This mid-to-long term uncertainty may have an adverse effect on the economy generally and the ability of the Fund to execute its strategy and to receive attractive returns, and may also result in increased costs to the Fund.

In addition, the future application of EU-based legislation to the private fund industry in the UK and the EU will ultimately depend on how the UK renegotiates the regulation of the provision of financial services within and to persons in the EU. There can be no assurance that any renegotiated terms or regulations will not have an adverse impact on the Fund and its investments, including the ability of the Fund to achieve its investment objective. Brexit may result in significant market dislocation, heightened counterparty risk, an adverse effect on the management of market risk and, in particular, asset and liability management due in part to redenomination of financial assets and liabilities, an adverse effect on the ability of the Adviser to manage, operate and invest the Fund and increased legal, regulatory or compliance burden for the Adviser, its affiliates and/or the Fund, each of which may have a negative impact on the operations, financial condition, returns or prospects of the Fund.

Areas where the uncertainty created by the UK’s withdrawal from the EU is relevant include, but are not limited to, trade within Europe, foreign direct investment in Europe, the scope and functioning of European regulatory frameworks (including with respect to the regulation of alternative investment fund managers and the distribution and marketing of alternative investment funds), industrial policy pursued within European countries, immigration policy pursued within EU countries, the regulation of the provision of financial services within and to persons in Europe and trade policy within European countries and internationally. The volatility and uncertainty caused by the withdrawal may adversely affect the value of the Fund’s investments and the ability to achieve the investment objective of the Fund.

Private Markets Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Markets Investments.

Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private markets investments. Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity to obtain the required financing.

Projections [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Projections.

The Fund will from time to time rely upon projections, forecasts or estimates developed by the Fund or an Underlying Fund or a portfolio company in which the Fund is invested or is considering making an investment, concerning such Underlying Fund’s or portfolio company’s future performance and cash flow. Projections, forecasts and estimates are forward-looking statements and are based upon certain assumptions. Actual events are difficult to predict and beyond the Fund’s control. Actual events may differ from those assumed. Some important factors that could cause actual results to differ materially from those in any forward-looking statements include changes in interest rates and domestic and foreign business, market, financial or legal conditions, among others. Accordingly, there can be no assurance that estimated returns or projections can be realized or that actual returns or results for the Fund or its investments will not be materially lower than those estimated or targeted therein.

Recourse to Assets of the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recourse to Assets of the Fund.

The assets of the Fund, including its investments and any capital held thereunder, may be available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not limited to any particular asset. Accordingly, a Shareholder may find its interest in the Fund’s assets adversely affected by a liability arising out of a single investment, even if such Shareholder did not participate in such investment.

Registration under the U.S. Commodity Exchange Act [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Registration under the U.S. Commodity Exchange Act.

The Adviser is exempt from the obligations of a registered commodity pool operator (“CPO”) with respect to the Fund because the Adviser has claimed the relief provided to fund-of-funds operators pursuant to CFTC No-Action Letter 12-38. Therefore, the Adviser is not subject to registration or regulation as a pool operator under the Commodity Exchange Act with respect to the Fund. For the Adviser to remain eligible for the relief, the Fund will be limited in its ability to gain exposure to certain financial instruments, including futures and options on futures and certain swaps (“commodity interests”). In the event that the Fund’s direct or indirect exposure to commodity interests does not comply with the requirements of CFTC No-Action Letter 12-38, the Adviser may be required to register as a CPO and/or “commodity trading advisor” with the CFTC with respect to the Fund. The Adviser’s registration with the CFTC as a CPO with respect to the Fund, or any change in the Fund’s operations necessary to maintain the Adviser’s ability to rely upon relief from registration as such, could adversely affect the Fund’s ability to implement its investment program, conduct its operations and/or achieve its objective and subject the Fund to certain additional costs, expenses and administrative burdens, adversely affecting that Fund’s total return. Because the Adviser intends to manage the Fund in such a way as to maintain its ability to rely upon relief from registration with the CFTC, the Fund may be unable to participate in certain investment opportunities.

Regulatory Approvals [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Approvals.

The Fund may invest in Underlying Funds (or portfolio companies), and such Underlying Funds may invest in portfolio companies, in each case, believed to have obtained all material U.S. federal, state, local or non-U.S. approvals required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in certain investments. An investment could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such investment. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that an Underlying Fund or a portfolio company will be able to (i) obtain all required regulatory approvals that it does not currently have or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in additional costs to a portfolio company.

Regulatory changes in a jurisdiction where an Underlying Fund or a portfolio company investment is located may make the continued operation of such investment infeasible or economically disadvantageous and any expenditures made to date by such investment may be wholly or partially written off. The locations of the Fund’s investments may also be subject to government exercise of eminent domain power or similar events.

Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the Fund’s investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of such investments, which could materially and adversely affect returns to the Fund.

Reliance on Advisers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Advisers.

An investor must rely upon the ability of the Adviser to identify and make investments consistent with the Fund’s investment objective and policies. The Fund may be unable to find a sufficient number of attractive opportunities to invest its offering proceeds or meet its investment objective. Further, there can be no assurance that what is perceived by the Adviser as an attractive investment opportunity will not, in fact, result in substantial losses due to one or more of a wide variety of factors.

The success of the Fund’s private markets investments will depend in substantial part on the diligence, skill, expertise and business contacts of, and the information and deal flow generated by, the investment professionals of the Advisers. There can be no assurance that the Advisers’ professionals will continue to be associated with each entity during the life of the Fund. The ability of the Fund to achieve its investment objective depends on the continued service of these individuals, who are not obligated to remain employed with the Adviser, the

Sub-Adviser, or their affiliates. The market for experienced private markets investment professionals is highly competitive. If the Advisers fail to adequately compensate their investment professionals, in light of such market conditions, one or more of such individuals could cease to work for them. The loss of one or more of the Adviser’s or Sub-Adviser’s key individuals could have a material adverse effect on the Fund’s ability to achieve its investment objective. Should one or more of these individuals cease to participate in the management of the Fund, its performance could be adversely affected.

If, due to extraordinary market conditions or other reasons, the Fund and/or other investments managed by the Advisers or their affiliates were to incur substantial losses, the revenues of the Advisers and their affiliates may decline substantially. Such losses may hamper the Advisers’ and their affiliates’ ability to (i) retain employees and (ii) provide the same level of service to the Fund as they have in the past.

The Advisers will have exclusive responsibility for the Fund’s activities and, other than as may be set forth in the Fund’s governing documents or other agreements, Shareholders will lack discretion to make investment decisions or any other decisions concerning the management of the Fund.

Reporting Requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reporting Requirements.

Investors who beneficially own Shares that constitute more than 5% or 10% of a Class of the Shares may be subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such investors or to notify investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk.

Repurchase offers are generally funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of net asset value fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The net asset value of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the repurchase request deadline, and to the extent there is any delay between the repurchase request deadline and the repurchase pricing date. The net asset value on the repurchase request deadline or the repurchase pricing date may be higher or lower than on the date a Shareholder submits a repurchase request. There can be no assurance that the Fund will conduct repurchase offers in any particular period, and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

Risk of Misconduct of Adviser Personnel or Third-Party Service Providers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Misconduct of Adviser Personnel or Third-Party Service Providers.

Misconduct by Adviser personnel or by third-party service providers could cause significant losses to the Fund. Such misconduct could include, among other things, binding the Fund to transactions that exceed authorized limits or present unacceptable risks and other unauthorized activities or concealing unsuccessful Fund investments (which, in either case, may result in unknown and unmanaged risks or losses), or otherwise charging (or seeking to charge) inappropriate expenses to the Fund or the Advisers. In addition, Adviser personnel and third-party service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future activities. Furthermore, because of the Advisers’ diverse businesses and the regulatory regimes under which they operate, misdeeds by an advisory entity (or its personnel) may result in foreclosing the Fund’s ability to conduct its activities in the manner otherwise intended. It is not always possible to deter misconduct by personnel or service providers, and the precautions that the Advisers take to detect and prevent this activity may not be effective in all cases.

Risks Relating to Fund’s Registered Investment Company Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Fund’s Registered Investment Company Status.

As a result of applicable restrictions under the 1940 Act, the Fund may be unable to take advantage of favorable investment opportunities or may incur additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act and applicable tax rules. This could cause the Fund to underperform funds that pursue similar investment strategies but are not registered under the 1940 Act.

Risks Relating to Fund’s Regulated Investment Company Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Fund’s Regulated Investment Company Status.

Although the Fund intends to elect to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Shareholders.

If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to investors. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.

Risks Relating to Investment in and Disposition of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Investment in and Disposition of Portfolio Companies.

In connection with an investment in a portfolio company, the Fund or an Underlying Fund may assume, or acquire a portfolio company subject to, contingent liabilities. These liabilities may be material and may include liabilities associated with pending litigation, regulatory investigations, environmental actions, or payment of indebtedness among other things. To the extent these liabilities are realized, they may materially adversely affect the value of a portfolio company. In addition, if the Fund or an Underlying Fund has assumed or guaranteed these liabilities, the obligation would be payable from the assets of the Fund or Underlying Fund.

In connection with the disposition of an investment in a portfolio company, the Fund or an Underlying Fund may be required to make representations about the business and financial affairs of such portfolio company typical of those made in connection with the sale of any business. The Fund may also be required to indemnify the purchasers of such investment in such portfolio company to the extent that any such representations or warranties turn out to be inaccurate or misleading. These arrangements may result in liabilities for the Fund directly or indirectly through the Underlying Fund, depending upon recontribution obligations owed to the Underlying Fund.

Risks Related to Russia’s Invasion of Ukraine [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Russia’s Invasion of Ukraine.

Russia’s invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have increased volatility and uncertainty in the financial markets and adversely affected regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund may determine that certain affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could continue to result in significant market disruptions, including in the oil and natural gas markets, and may continue to negatively affect global supply chains (including global food supplies), inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries directly affected by the invasion.

Sourcing of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sourcing of Investments.

The Fund expects to source a substantial volume of its investment opportunities through various AlpInvest platforms, personnel and other relationships. To the extent these sourcing channels do not present the Fund with a sufficient volume of investment opportunities, or the opportunities presented are not suitable for investment by the Fund, the Fund’s performance may be materially adversely affected.

Termination of the Fund’s Interest in an Underlying Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in an Underlying Fund.

An Underlying Fund may, among other things, terminate the Fund’s interest in that Underlying Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Underlying Fund or if the continued participation of the Fund in the Underlying Fund would have a material adverse effect on the Underlying Fund or its assets.

Third-Party Influence over Fund Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Third-Party Influence over Fund Investments.

The Fund may make investments that include Direct Investments originally made with third parties through joint ventures or other entities, including with other private equity funds in so-called “club deals.” Such investments may involve risks not present in investments where third parties are not involved, including the possibility that a direct investor may at any time have economic or business interests or goals that are inconsistent with those of the Fund, may take a different view than that of the Adviser as to the appropriate strategy for a portfolio company or may be in a position to take action contrary to the Fund’s investment objective. In addition, the Fund may in certain circumstances be liable for actions of such third parties. Further, it is possible that no single direct investor will have a controlling interest in the investment, giving no party the ability to control the transaction and potentially resulting in increased costs, delays or even termination of the proposed investment. In addition, because several Underlying Funds may invest in any particular club deal, the Fund may be more exposed to the risks associated with a portfolio company than it would otherwise prefer.

Time and Attention of Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Time and Attention of Personnel.

Personnel of the Adviser and its affiliates will devote such time to the activities of the Fund as they determine to be necessary to properly conduct the business affairs of the Fund.

However, some personnel will also work on other projects, including the investment activities of other funds and accounts that include reviewing investments brought to the Adviser by investors in other AlpInvest funds and accounts, currently or in the future. Such other activity may be significant and involve a significant amount of such personnel’s time and attention. Conflicts may arise in the allocation of management and personnel resources as among the Fund’s and the Adviser’s various activities. In the event that any of such personnel ceases to be actively involved with the Fund, Shareholders will be relying on the ability of the Adviser to identify and retain other investment professionals to conduct the Fund’s business.

Valuation of Private Markets Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Private Markets Investments.

There is no established market for private equity partnership interests or for the privately-held portfolio companies of private equity sponsors, and there may not be any comparable companies for which public market valuations exist. As a result, the valuation of Fund investments will be difficult, may be based on imperfect information and is subject to inherent uncertainties, and the resulting values may differ from values that would have been determined had a ready market existed for such investments, from values placed on such investments by other investors and from prices at which such investments may ultimately be realized. Furthermore, no assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by the Fund, the accuracy of the valuations provided by Fund investments, that the investments will comply with their own internal policies or procedures for keeping records or making valuations, or that an investment’s policies and procedures and systems will not change without notice to the Fund. The uncertainty of valuations could limit the ability of Shareholders to gauge the Fund’s ongoing performance. Additionally, the Adviser may face a conflict of interest in valuing the Fund’s investments, as the net asset value of the Fund will affect the Adviser’s compensation.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk.

The value of the Fund’s investments will be difficult to ascertain, and the valuations determined in respect of investments in the Underlying Funds and other private markets investments, including Direct Investments, will likely vary from the amounts the Fund would receive upon withdrawal from or disposition of its investments. Similarly, the valuations determined by the Fund are likely to differ, potentially substantially, from the valuations determined by other market participants for the same or similar investments. The valuation of the Fund’s interest in Underlying Funds is determined based in significant part upon valuations provided by the sponsors of the Underlying Funds, which valuations may not be audited. Furthermore, the securities in which Underlying Funds invest will not have a readily ascertainable market price and will be valued by the sponsors of the Underlying Funds. These sponsors are subject to conflicts of interest as the value of their securities may affect the sponsor’s compensation or ability to raise new funds.

The valuations reported by the sponsors of Underlying Funds will be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Underlying Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Additionally, the Fund typically expects to apply one or more adjustments to the valuations received from an Underlying Fund, which would include an adjustment for any changes in market prices for public securities held by the Underlying Fund and a market adjustment to reflect the estimated change in fair value of the Underlying Fund’s non-public unrealized investments from the date of the last reported Underlying Fund net asset value to the date as of which the Fund is reporting its net asset value. The application of these adjustments may result in a decrease or increase to the cash adjusted, last reported, Underlying Fund net asset value, depending on the facts and circumstances. Furthermore, because such adjustments or revisions relate to information available only at the time of the adjustment or revision, the adjustment or revision will not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased, or the purchase price of Shares purchased, prior to such adjustments. As a result, to the extent that such subsequently adjusted valuations from the sponsors of Underlying Funds or revisions to the net asset value of a Underlying Fund or Direct Investment decrease the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares.

Valuations of private investments such as the Underlying Funds and Direct Investments are to a large extent subjective and will likely differ from the amounts ultimately realized, potentially by significant amounts. For Underlying Funds, the Adviser cannot provide assurances that the sponsor of an Underlying Fund will adhere to its own policies and procedures for making valuations or that the Underlying Fund’s policies and procedures will not change without notice to the Fund. Additionally, valuations provided by sponsors could be false due to fraudulent activity or misevaluation, and the Fund may not uncover errors for a significant amount of time, if ever. Even if the Adviser elects to cause the Fund to sell its interests in an Underlying Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the sponsor’s valuations of such interests could remain subject to such fraud or error, and the Fund may determine to discount the value of the interests or value them at zero.

Value of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Value of Shares.

The value of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include changes in regulatory policies or tax guidelines, changes in earnings or variations in operating results, changes in the value of the Fund investments, changes in accounting guidelines governing valuation of the Fund investments, any shortfall in revenue or net income or any increase in losses from levels expected by investors, departure of the Adviser or certain of its respective key personnel, and general economic trends and other external factors.

Limits of Risk Disclosure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limits of Risk Disclosure.

The above discussions and the discussions in the statement of additional information relating to various risks associated with the Fund, the Underlying Funds, and Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire prospectus, the statement of additional information, and the Declaration of Trust and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this prospectus.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Contact Personnel Name	Cameron Fairall
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.00%	[4]
Dividend Expenses on Preferred Shares [Percent]	0.00%	[5]
Distribution/Servicing Fees [Percent]	0.75%	[5]
Incentive Fees [Percent]	10.00%	[3]
Acquired Fund Fees and Expenses [Percent]	1.00%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	2.63%	[7]
Other Annual Expense 2 [Percent]	0.00%
Other Annual Expenses [Percent]	1.88%	[8]
Total Annual Expenses [Percent]	4.88%
Waivers and Reimbursements of Fees [Percent]	(0.93%)	[9]
Net Expense over Assets [Percent]	3.95%
Expense Example, Year 01	$ 69
Expense Example, Years 1 to 3	164
Expense Example, Years 1 to 5	260
Expense Example, Years 1 to 10	$ 501
Basis of Transaction Fees, Note [Text Block]	as a percentage of repurchased amount
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.00%	[4]
Dividend Expenses on Preferred Shares [Percent]	0.00%	[5]
Distribution/Servicing Fees [Percent]	0.00%	[5]
Incentive Fees [Percent]	10.00%	[3]
Acquired Fund Fees and Expenses [Percent]	1.00%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	2.17%	[7]
Other Annual Expense 2 [Percent]	0.29%
Other Annual Expenses [Percent]	1.88%	[8]
Total Annual Expenses [Percent]	4.42%
Waivers and Reimbursements of Fees [Percent]	(1.22%)	[9]
Net Expense over Assets [Percent]	3.20%
Expense Example, Year 01	$ 32
Expense Example, Years 1 to 3	123
Expense Example, Years 1 to 5	214
Expense Example, Years 1 to 10	$ 448
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	18,520,614.35

[1]	Investors purchasing Class A Shares may be charged a sales load of up to 3.00% of the Investor’s net purchase. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. See “Plan of Distribution.”
[2]	A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the one-year anniversary of the Shareholder’s purchase of the Shares. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining Shareholders. Shares tendered for repurchase will be treated as having been repurchased on a “first in, first out” basis. An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. See “Repurchases and Transfers of Shares.”
[3]	The Fund pays a monthly Management Fee equal to 1.25% on an annualized basis of the Fund’s net asset value (including, for the avoidance of doubt, assets held in a Subsidiary) as of the last day of the month. For purposes of determining the Management Fee payable to the Adviser for any month, the net asset value will be calculated after any subscriptions but prior to repurchases for that month and prior to any reduction for any fees and expenses of the Fund for that month, including, without limitation, the Management Fee and the Incentive Fee (if applicable) payable to the Adviser for that month. In addition, at the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the end of such quarter, (B) the aggregate repurchase price of all shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional shares through the dividend reinvestment plan (“DRP”) exceeds (ii) the sum of (X) the net asset value of the Fund as of the beginning of such quarter and (Y) the aggregate issue price of shares of the Fund issued during such quarter (excluding any Shares of such Class issued in connection with the reinvestment through the DRP of dividends paid, or other distributions made, by the Fund through the DRP). Incentive Fees are accrued monthly and paid quarterly. For purposes of calculating Incentive Fees, such accruals are not deducted from net asset value. Because the Incentive Fee is speculative, no Incentive Fee is presented for the initial year of operations. See “Management and Incentive Fees.”
[4]	Interest Payments on Borrowed Funds are estimated for the Fund’s current fiscal year.
[5]	The Fund has received an exemptive order from the SEC that permits the Fund to offer multiple classes of Shares. The Fund may charge a distribution and/or shareholder servicing fee totaling up to 1.00% per year on Class A Shares and 0.25% on Class I Shares. With respect to Class A Shares, 0.25% of the fee is characterized as a “shareholder service fee” and the remaining portion is characterized as a “distribution fee.” With respect to Class I Shares, the entire fee is characterized as a “shareholder service fee.” The shareholder service fee for Class A Shares and Class I Shares is currently 0.00%. However, that rate may be increased up to 0.25% in subsequent years without shareholder approval. See “Plan of Distribution—Shareholder Servicing Plan and Distribution and Service Plan.”
[6]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Underlying Funds. Generally, asset-based fees payable in connection with Underlying Fund investments will range from 1.0% to 2.0% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 20% of an Underlying Fund’s net profits as carried interest allocation, although it is possible that such amounts may be exceeded for certain sponsors of Underlying Funds. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. The amount presented in the table estimates the amounts the Fund expects to pay for the Fund’s current fiscal year.
[7]	Other expenses are estimated for the Fund’s current fiscal year. Other expenses include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, amounts payable under the Administration Agreement, and offering costs, as well as fees payable to the Independent Trustees.
[8]	“All non-distribution/non-servicing other expenses” are estimated for the Fund’s current fiscal year. These expenses include, among other things, professional fees and other expenses that the Fund will bear, including ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian.
[9]	The Adviser and the Fund have entered into the Expense Limitation Agreement in respect of each of the Class A Shares and Class I Shares under which the Adviser has agreed contractually from the date of the prospectus through July 31, 2024 to waive its Management Fee and/or reimburse the Fund’s initial organizational and offering costs incurred prior to launch, as well as the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating and ongoing offering expenses on a monthly basis (excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, brokerage costs, acquired fund fees and expenses, the Fund’s proportionate share of expenses related to direct investments, litigation and extraordinary expenses, (ii) Incentive Fees and (iii) any distribution and/or shareholder servicing fees) in respect of the relevant month exceed 3.00% of the month-end net asset value of such Class.